Fidelity_Logo (Registered Trademark)

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	3.45%	5.16%	38.52%	75.48%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	-1.46%	0.16%	31.94%	67.15%
Fidelity Strategic Income Composite	1.89%	3.49%	35.56%	66.38%
JP EMBI Global	5.82%	13.20%	75.73%	139.47%
LB Government Bond	2.27%	10.33%	42.64%	66.48%
ML High Yield Master II	3.38%	-0.92%	26.80%	57.46%
SSB Non-US Dollar World Govt Bond	-6.78%	-7.43%	2.46%	18.53%
Multi-Sector Income Funds Average	1.14%	0.98%	24.80%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 126 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	5.16%	6.73%	8.80%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	0.16%	5.70%	8.01%
Fidelity Strategic Income Composite	3.49%	6.27%	7.94%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 2001, the value of the investment would have grown to $16,715 - a 67.15% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,746 - a 57.46% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,638 - a 66.38% increase.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,				September 3, 1996 (commencement of sale of Class A shares) to December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.25%	6.92%	6.97%	6.59%	7.20%	2.56%
Capital returns	0.20%	-3.34%	-0.85%	-4.21%	2.04%	4.39%
Total returns	3.45%	3.58%	6.12%	2.38%	9.24%	6.95%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.37¢	32.99¢	69.59¢
Annualized dividend rate	6.39%	6.45%	6.79%
30-day annualized yield	6.99%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.23 over the past one month, $10.32 over the past six months and $10.25 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's 4.75% sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	3.41%	5.08%	38.25%	75.14%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	-0.21%	1.40%	33.41%	69.01%
Fidelity Strategic Income Composite	1.89%	3.49%	35.56%	66.38%
JP EMBI Global	5.82%	13.20%	75.73%	139.47%
LB Government Bond	2.27%	10.33%	42.64%	66.48%
ML High Yield Master II	3.38%	-0.92%	26.80%	57.46%
SSB Non-US Dollar World Govt Bond	-6.78%	-7.43%	2.46%	18.53%
Multi-Sector Income Funds Average	1.14%	0.98%	24.80%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 126 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	5.08%	6.69%	8.77%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	1.40%	5.93%	8.19%
Fidelity Strategic Income Composite	3.49%	6.27%	7.94%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 2001, the value of the investment would have grown to $16,901 - a 69.01% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,746 - a 57.46% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,638 - a 66.38% increase.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.21%	6.86%	6.91%	6.56%	7.29%	7.73%
Capital returns	0.20%	-3.44%	-0.76%	-4.30%	2.04%	5.16%
Total returns	3.41%	3.42%	6.15%	2.26%	9.33%	12.89%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.30¢	32.59¢	68.84¢
Annualized dividend rate	6.30%	6.37%	6.72%
30-day annualized yield	7.00%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.23 over the past one month, $10.32 over the past six months, and $10.25 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past six month, one year, five year, and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	3.07%	4.38%	33.89%	67.70%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-1.93%	-0.53%	32.04%	67.70%
Fidelity Strategic Income Composite	1.89%	3.49%	35.56%	66.38%
JP EMBI Global	5.82%	13.20%	75.73%	139.47%
LB Government Bond	2.27%	10.33%	42.64%	66.48%
ML High Yield Master II	3.38%	-0.92%	26.80%	57.46%
SSB Non-US Dollar World Govt Bond	-6.78%	-7.43%	2.46%	18.53%
Multi-Sector Income Funds Average	1.14%	0.98%	24.80%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 126 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	4.38%	6.01%	8.06%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-0.53%	5.72%	8.06%
Fidelity Strategic Income Composite	3.49%	6.27%	7.94%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $16,770 - a 67.70% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,746 - a 57.46% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,638 - a 66.38% increase.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.87%	6.16%	6.21%	5.89%	6.58%	7.00%
Capital returns	0.20%	-3.43%	-0.76%	-4.20%	2.02%	5.14%
Total returns	3.07%	2.73%	5.45%	1.69%	8.60%	12.14%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.73¢	29.18¢	62.06¢
Annualized dividend rate	5.61%	5.69%	6.04%
30-day annualized yield	6.55%	5.70%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.25 over the past one month, $10.33 over the past six months, and $10.27 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, one year, five year, and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	2.93%	4.30%	33.03%	66.62%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	1.93%	3.32%	33.03%	66.62%
Fidelity Strategic Income Composite	1.89%	3.49%	35.56%	66.38%
JP EMBI Global	5.82%	13.20%	75.73%	139.47%
LB Government Bond	2.27%	10.33%	42.64%	66.48%
ML High Yield Master II	3.38%	-0.92%	26.80%	57.46%
SSB Non-US Dollar World Govt Bond	-6.78%	-7.43%	2.46%	18.53%
Multi-Sector Income Funds Average	1.14%	0.98%	24.80%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 126 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	4.30%	5.87%	7.96%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	3.32%	5.87%	7.96%
Fidelity Strategic Income Composite	3.49%	6.27%	7.94%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by June 30, 2001, the value of the investment, would have grown to $16,662 - a 66.62% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,746 - a 57.46% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,638 - a 66.38% increase.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,			November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2001	2000	1999	1998	1997
Dividend returns	2.83%	6.09%	6.10%	5.63%	1.36%
Capital returns	0.10%	-3.35%	-0.85%	-4.21%	-0.09%
Total returns	2.93%	2.74%	5.25%	1.42%	1.27%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.66¢	28.73¢	61.16¢
Annualized dividend rate	5.55%	5.62%	5.97%
30-day annualized yield	6.48%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.22 over the past one month, $10.31 over the past six months, and $10.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Foreign developed-nation bonds struggled in the first half of 2001, as the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - fell 6.78% for the six-month period ending June 30, 2001. The effects of a slowing U.S. economy rippled around the world and contributed to slower global economic growth. But while foreign bond markets were characterized by generally positive local currencies, the comparative strength of the strong U.S. dollar muted international bond performance on a relative basis. Long-duration bonds, both domestically and abroad, were among the weakest performers, as a string of interest-rate cuts made by central banks around the world to prevent a global recession also sparked the possibility of inflation in the near future. In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. U.S. government bonds also posted a positive half-year, as the Lehman Brothers Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - gained 2.27% during the first half of 2001. However, significant weakness in telecommunications company debt plagued high-yield bonds, leading to a default rate of approximately 10% for the overall high-yield market.

(Portfolio Manager photograph)
The following is an interview with John Carlson (left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund for most of the period covered by this report, and William Eigen (right), who became Lead Portfolio Manager of the fund on June 11, 2001. John Carlson continues to manage the emerging-markets debt portion of the fund.

Q. How did the fund perform, John?

J.C. For the six months that ended June 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned 3.45%, 3.41%, 3.07% and 2.93%, respectively. The Fidelity Strategic Income Composite benchmark returned 1.89%, while the multi-sector income funds average as tracked by Lipper Inc., returned 1.14%. For the 12 months ending June 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned 5.16%, 5.08%, 4.38% and 4.30%, respectively, while the composite benchmark returned 3.49% and the Lipper average returned 0.98%.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Why did the fund outperform its index and peers?

J.C. Each of the subportfolios comprising the fund either outperformed or performed in line with its respective benchmark as I'll discuss in further detail below.

Q. How did the U.S. government bond subportfolio fare?

J.C. The subportfolio - the low-risk and liquidity component for the fund - performed in line with its benchmark. That being said, the first six months of this year were the most interesting we've experienced in about 10 years in the U.S. bond market. The Federal Reserve Board eased interest rates six times, including two surprise 50 basis point cuts, significantly impacting the Treasury market. The long end of the yield curve - including 10- to 30-year securities - experienced rising yields and falling prices as the market anticipated a U.S. economic recovery. The subportfolio - managed by Kevin Grant - remained invested in high-quality U.S. government securities. The slightly negative price-performance experienced as a result of activity in the long end of the curve was offset by a rally at the short end and positive returns due to interest income.

Q. What drove performance in the high-yield subportfolio?

J.C. Returns in the first quarter were particularly strong; however, in the second quarter, signs of weakness in the economy, poor fundamentals in the telecommunications sector and a significant increase in new-issue supply dampened investor sentiment, drove spreads wider and hurt prices. The subportfolio - managed by Mark Notkin - significantly outperformed its benchmark, driven entirely by favorable security selection. While wireless fundamentals held up, the overall telecommunications sector was battered due to disappointing execution, overleveraged balance sheets and the funding needs of many emerging carriers. VoiceStream, a national wireless operator, contributed to performance as it rose due to strong industry fundamentals, solid execution and an announced merger with Deutsche Telecom. Intermedia also added value as its securities rallied in anticipation of its pending acquisition by WorldCom.

Q. How did the non-U.S. developed-nation debt market perform?

J.C. Slower U.S. economic growth proved to be a catalyst for slower growth globally - all major central banks lowered interest rates during the period. The Bank of England and the European Central Bank (ECB) cut rates as economic growth slowed but inflationary pressures persisted. Japan returned to a zero interest-rate policy in February, providing a short-term boost, while in Canada interest rates were reduced by 1.25 percentage points. While posting negative returns, the subportfolio - managed by Ian Spreadbury - outperformed its benchmark. Ian reduced his exposure to long-duration government bonds in the U.K. and increased the fund's holdings in high-quality corporates. In addition, the subportfolio maintained a high exposure to AAA-rated euro bonds given the continued uncertainty over the ECB's interest-rate policy. Although the bond markets were generally positive in local currency terms, the strength of the U.S. dollar undermined returns in dollar terms.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. How did your subportfolio, emerging-markets debt, fare?

J.C. The subportfolio contributed to the fund's outperformance as a result of positive country and security selections. Russia again was the top contributor to outperformance as it continued to benefit from political and economic reforms, higher oil prices and a further buildup in international reserves. An underweighted position in Argentina also helped performance as its financial crisis deepened and investor confidence in the country's ability to enact needed reforms weakened. Peru, while a relatively small portion of the fund, also posted positive returns as the country elected its first president since the abdication of Alberto Fujimori last year. Brazil detracted from performance, and not only because of its proximity to Argentina. Its securities were hampered by the threat of an impending energy shortage due to an extended period of drought that has threatened the supply of hydro-electricity, which provides much of the power in Brazil and could potentially impact growth later this year.

Q. Bill, have you made any changes since taking over as lead manager?

B.E. While I haven't made changes that will affect the fund's intended risk profile, I've made some small shifts at the asset allocation level. In June, I underweighted the high-yield subportfolio slightly in favor of cash. As a result, the fund suffered a smaller impact when the high-yield market turned negative. While I'll make slight asset allocation shifts periodically, it's important to remember that any movements will be subtle in nature - usually impacting no more than 3%-7% of assets. Security selection within the subportfolios will account for the majority of any value added to the fund.

Q. What's your outlook?

B.E. My overall outlook is constructive. I think that investors are due to get rewarded for taking risk in the fixed-income asset class through exposure to lower- and non-investment-grade bonds in the U.S. Domestic bond investors really haven't been paid for taking on that risk for almost four years - a trend that could reverse quickly with signs of firming at the corporate and economic levels. I think the fund is ideally positioned to benefit from such a trend, while at the same time providing a volatility buffer through its investments in U.S. and European government securities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any

Semiannual Report

Fund Talk: The Managers' Overview - continued

such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: October 31, 1994

Size: as of June 30, 2001, more than $390 million

Manager: William Eigen, lead manager, since June 2001; John Carlson, emerging-markets, since 1999; Kevin Grant, U.S. government and investment-grade securities, since 1998; Mark Notkin, high-yield investments, since 1999; Ian Spreadbury, foreign developed-market securities, since 1998

3

Bill Eigen talks about Fidelity Advisor Strategic Income Fund:

"My personal view of the fund is that it is the best of all worlds for fixed-income investors. Its investors can gain access to a number of experienced Fidelity investment professionals. In addition, the fund provides access to asset classes that can prove difficult to purchase at the individual security level - particularly emerging-markets debt - because of high minimums and liquidity issues.

"One of the interesting things about the fund is despite the fact that, on a neutral basis, it holds about 40% high-yield and 15% emerging-markets debt, the weighted average of the fund's holdings is firmly in investment-grade territory. Given the fund's broad diversification profile, overall volatility has been less than that of many single fixed-income asset classes, including high-yield. Diversification - through four individually managed subportfolios in different markets - really works for the fund, not only in terms of volatility, but also in terms of performance. If one or two markets are experiencing difficulties, the others are there to provide a cushion.

"I'm enthusiastic about Advisor Strategic Income and believe its investors are in a position to benefit under several economic scenarios. This is in contrast to many ´traditional' bond funds where exposure tends to be concentrated in the U.S. Treasury and investment-grade corporate bond market. The fund gives shareholders the opportunity to invest on a global scale across several markets and to take advantage of Fidelity's research and portfolio management capabilities within a tightly controlled risk framework."

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.9	16.7
Germany Federal Republic	5.6	6.2
Fannie Mae	4.3	6.4
Freddie Mac	2.8	1.9
Canadian Government	2.6	2.5
	34.2
Top Five Market Sectors as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.0	13.4
Telecommunication Services	7.5	11.2
Financials	4.5	2.7
Industrials	2.7	2.2
Health Care	2.7	2.2
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	43.7	43.1
Baa	5.5	2.7
Ba	9.5	7.0
B	29.7	30.8
Caa, Ca, C	4.8	4.9
Not Rated	0.8	1.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 and December 31, 2000 account for 0.8% and 1.1% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of June 30, 2001 *		As of December 31, 2000 **
	Corporate Bonds 38.8%		Corporate Bonds 33.8%
	U.S. Government and Government Agency Obligations 28.8%		U.S. Government and Government Agency Obligations 28.5%
	Foreign Government & Government Agency Obligations 25.5%		Foreign Government & Government Agency Obligations 25.2%
	Stocks 2.2%		Stocks 4.7%
	Other Investments 0.4%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	30.5%	** Foreign investments	31.4%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 38.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 1.8%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.6%
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa2		$ 600,000	$ 577,500
4.875% 1/1/07	Caa1		1,755,000	1,689,188
				2,266,688
Specialty Retail - 0.2%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		660,000	613,800
TOTAL CONSUMER DISCRETIONARY				2,880,488
FINANCIALS - 0.0%
Diversified Financials - 0.0%
BP Finance PLC (LUKoil) 3% 2/9/06 (g)	AA+		116,000	137,605
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2		1,370,000	1,393,975
Total Renal Care Holdings 7% 5/15/09	B2		1,545,000	1,463,888
				2,857,863
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.2%
Sanmina Corp. 0% 9/12/20	Ba3		2,450,000	878,938
Semiconductor Equipment & Products - 0.1%
Transwitch Corp. 4.5% 9/12/05	B2		605,000	424,256
TOTAL INFORMATION TECHNOLOGY				1,303,194
TOTAL CONVERTIBLE BONDS				7,179,150
Nonconvertible Bonds - 37.0%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.2%
Lear Corp. 7.96% 5/15/05	Ba1		450,000	456,147
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1		175,000	106,750
				562,897
Hotels Restaurants & Leisure - 5.3%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,005,000	1,025,100
Hilton Hotels Corp. 7.625% 5/15/08	Baa3		1,965,000	1,903,230
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
HMH Properties, Inc.:
7.875% 8/1/05	Ba2		$ 1,375,000	$ 1,340,625
7.875% 8/1/08	Ba2		2,135,000	2,006,900
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		1,640,000	1,648,200
9.375% 6/15/07	B+		890,000	921,150
ITT Corp. 7.375% 11/15/15	Ba1		720,000	657,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	323,200
Mandalay Resort Group:
9.5% 8/1/08	Ba2		160,000	167,200
10.25% 8/1/07	Ba3		720,000	752,400
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3		65,000	67,808
9.75% 6/1/07	Ba2		1,350,000	1,441,125
Premier Parks, Inc.:
0% 4/1/08 (e)	B3		2,675,000	2,160,063
9.25% 4/1/06	B3		480,000	480,000
9.75% 6/15/07	B3		1,110,000	1,123,875
Station Casinos, Inc.:
8.375% 2/15/08	Ba3		1,370,000	1,376,850
8.875% 12/1/08	B1		495,000	498,713
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1		645,000	647,419
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1		700,000	714,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1		1,445,000	1,546,150
				20,801,008
Household Durables - 0.6%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3		920,000	915,400
8.875% 4/1/08	Ba3		125,000	125,625
Ryland Group, Inc. 9.125% 6/15/11	B1		510,000	504,900
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (k)	-		762,533	655,779
Sealy Mattress Co. 9.875% 12/15/07	B2		170,000	166,600
				2,368,304
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 8.0%
Adelphia Communications Corp. 10.875% 10/1/10	B2		$ 590,000	$ 595,900
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3		515,000	458,350
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(g)	B3		420,000	147,000
Century Communications Corp. 0% 1/15/08	B2		1,230,000	584,250
Chancellor Media Corp. 8% 11/1/08	Ba1		1,000,000	1,033,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2		2,950,000	1,976,500
0% 4/1/11 (e)	B2		2,600,000	1,755,000
0% 5/15/11 (e)(g)	B2		1,120,000	638,400
10% 5/15/11 (g)	B2		620,000	626,200
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		545,000	468,700
CSC Holdings, Inc.:
7.625% 4/1/11 (g)	Ba1		1,560,000	1,493,700
9.25% 11/1/05	Ba3		105,000	107,625
9.875% 5/15/06	Ba3		285,000	297,825
9.875% 2/15/13	Ba3		500,000	533,750
9.875% 4/1/23	B1		630,000	674,100
10.5% 5/15/16	Ba3		420,000	466,200
Diamond Cable Communications PLC yankee 11.75% 12/15/05	B2		686,000	459,620
EchoStar DBS Corp. 9.375% 2/1/09	B1		3,470,000	3,417,950
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1		1,920,000	1,699,200
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1		130,000	122,850
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2		801,000	819,023
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1		690,000	707,250
Lamar Media Corp.:
9.25% 8/15/07	B1		840,000	867,300
9.625% 12/1/06	B1		310,000	327,050
Livent, Inc. yankee 9.375% 10/15/04 (c)	-		300,000	60,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3		800,000	800,000
NTL, Inc. 0% 4/1/08 (e)	B3		500,000	230,000
Pegasus Communications Corp. 12.5% 8/1/17	B3		1,010,000	1,020,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1		$ 2,305,000	$ 1,336,900
12.375% 8/1/06	B3		165,000	150,975
Quebecor Media, Inc. 11.125% 7/15/11 (g)	B2		1,660,000	1,655,850
Radio One, Inc. 8.875% 7/1/11 (g)	B3		2,230,000	2,230,000
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	91,350
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3		3,405,000	2,621,850
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		95,000	86,925
yankee 10.5% 2/15/07	B1		65,000	59,475
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (g)	-		843,420	674,736
				31,295,654
Multiline Retail - 0.3%
JCPenney Co., Inc.:
6% 5/1/06	Ba2		170,000	141,100
6.125% 11/15/03	Ba2		50,000	47,500
6.9% 8/15/26	Ba2		425,000	408,000
7.375% 6/15/04	Ba2		165,000	157,575
7.375% 8/15/08	Ba2		55,000	48,950
7.4% 4/1/37	Ba2		175,000	161,000
7.6% 4/1/07	Ba2		55,000	50,875
7.95% 4/1/17	Ba2		85,000	68,850
				1,083,850
Textiles & Apparel - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		75,000	75,000
TOTAL CONSUMER DISCRETIONARY				56,186,713
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.7%
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa2		545,000	414,200
6.5% 10/1/03 (g)(h)	Caa2		130,000	123,500
6.875% 8/15/13	Caa2		335,000	247,900
7.625% 4/15/05	Caa2		726,000	631,620
11.25% 7/1/08 (g)	Caa2		1,080,000	1,088,100
				2,505,320
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
Del Monte Corp. 9.25% 5/15/11 (g)	B3		$ 665,000	$ 671,650
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		180,000	158,400
Mastellone Hermanos SA yankee 11.75% 4/1/08	B2		160,000	96,000
				926,050
Personal Products - 0.1%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2		425,000	431,375
TOTAL CONSUMER STAPLES				3,862,745
ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	B1		120,000	115,200
R&B Falcon Corp. 9.5% 12/15/08	Baa3		1,020,000	1,178,100
				1,293,300
Oil & Gas - 1.8%
Chesapeake Energy Corp.:
8.125% 4/1/11 (g)	B2		2,880,000	2,692,800
8.5% 3/15/12	B2		390,000	382,200
Cross Timbers Oil Co.:
8.75% 11/1/09	B1		665,000	678,300
9.25% 4/1/07	B1		345,000	355,350
Nuevo Energy Co. 9.375% 10/1/10	B1		770,000	762,300
Pemex Project Funding Master Trust:
8.5% 2/15/08 (g)	Baa3		300,000	308,250
euro 9.125% 10/13/10 (Reg. S)	Baa3		300,000	315,750
Petroleos Mexicanos:
9.25% 3/30/18	Baa3		140,000	147,000
9.5% 9/15/27	Baa3		140,000	148,750
Plains Resources, Inc. 10.25% 3/15/06	B2		1,000,000	1,030,000
				6,820,700
TOTAL ENERGY				8,114,000
FINANCIALS - 4.5%
Banks - 0.4%
Banco Hipotecario SA 10% 4/17/03 (Reg. S)	B1		90,000	83,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		$ 10,000	$ 9,938
11.25% 9/20/05 (Reg. S)	B1		285,000	283,219
12.554% 6/16/08 (h)	B1		825,000	753,844
Export Credit Bank of Turkey 11.5% 2/25/05 (Reg. S)	B2		65,000	59,150
Hanvit Bank:
12.75% 3/1/10 (g)(h)	Ba3		85,000	91,375
12.75% 3/1/10 (Reg. S) (h)	Ba3		105,000	112,875
				1,394,101
Diversified Financials - 3.2%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(g)	B3		820,000	49,200
0% 7/5/01 (Reg. S) (c)	B3		265,000	15,900
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2		240,000	243,000
Cellco Finance NV yankee:
12.75% 8/1/05	B3		490,000	392,000
15% 8/1/05	Caa1		300,000	252,000
ComEd Financing II 8.5% 1/15/27	Baa3		985,000	961,065
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		270,000	282,825
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3		210,000	93,450
7% 12/15/06	Caa3		100,000	39,000
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3		385,000	173,250
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		625,000	631,250
Ford Motor Credit Co.:
5.625% 2/2/04	A2	EUR	500,000	429,930
euro 1.2% 2/7/05	A1	JPY	250,000,000	2,030,548
GS Escrow Corp. 7% 8/1/03	Ba1		890,000	889,324
IOS Capital, Inc. 9.75% 6/15/04	Baa2		650,000	646,750
KFW International Finance, Inc. euro:
1.75% 3/23/10	Aaa	JPY	100,000,000	860,327
5.5% 12/7/15	Aaa	GBP	800,000	1,100,631
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13 (g)	B2		590,000	601,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
PTC International Finance BV yankee 0% 7/1/07 (e)	B2		$ 1,375,000	$ 1,168,750
PTC International Finance II SA yankee 11.25% 12/1/09	B2		145,000	150,800
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	375,736
SESI LLC 8.875% 5/15/11 (g)	B1		995,000	985,050
				12,372,586
Real Estate - 0.9%
LNR Property Corp. 10.5% 1/15/09	B1		1,475,000	1,475,000
Meditrust Corp. 7.82% 9/10/26	Ba3		825,000	792,000
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1		1,335,000	1,391,738
				3,658,738
TOTAL FINANCIALS				17,425,425
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.625% 3/15/05	Baa3		250,000	236,250
Health Care Providers & Services - 1.9%
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1		260,000	259,688
DaVita, Inc. 9.25% 4/15/11 (g)	B2		290,000	297,250
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	683,550
Fountain View, Inc. 11.25% 4/15/08 (c)	Caa1		200,000	96,000
Stewart Enterprises, Inc. 10.75% 7/1/08 (g)	B2		760,000	782,800
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3		1,535,000	1,573,375
8.625% 12/1/03	Ba1		1,295,000	1,340,325
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1		925,000	945,813
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,542,800
				7,521,601
TOTAL HEALTH CARE				7,757,851
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2		1,320,000	1,333,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		$ 720,000	$ 705,600
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	Ba3		1,640,000	1,312,000
9.25% 5/1/21	Ba3		1,400,000	1,351,000
Iron Mountain, Inc. 8.25% 7/1/11	B2		125,000	124,688
Iron Mountain, Inc. 8.625% 4/1/13	B2		505,000	505,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2		195,000	194,025
Pierce Leahy Corp. 9.125% 7/15/07	B2		270,000	279,450
				4,471,763
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3		480,000	508,800
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11 (g)	Ba2		1,170,000	1,187,550
Road & Rail - 0.8%
TFM SA de CV yankee 0% 6/15/09 (e)	B1		3,735,000	3,174,750
TOTAL INDUSTRIALS				10,676,063
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3		3,080,000	1,232,000
MATERIALS - 2.3%
Chemicals - 0.8%
Avecia Group PLC yankee 11% 7/1/09	B2		1,390,000	1,383,050
Huntsman Corp. 9.5% 7/1/07 (g)	Caa1		1,190,000	737,800
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		920,000	910,800
IMC Global, Inc. 7.4% 11/1/02	Ba2		185,000	175,288
				3,206,938
Containers & Packaging - 0.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2		160,000	160,800
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3		100,000	48,000
7.125% 9/1/02	Caa3		585,000	336,375
7.375% 12/15/26	Caa3		195,000	72,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.: - continued
8% 4/15/23	Caa3		$ 45,000	$ 16,650
8.375% 1/15/05	Caa3		265,000	106,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		450,000	283,500
9.75% 6/15/07	Caa1		1,125,000	708,750
Packaging Corp. of America 9.625% 4/1/09	B1		785,000	832,100
				2,564,325
Metals & Mining - 0.6%
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3		65,000	68,250
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3		251,000	261,668
9.625% 5/15/08	B2		105,000	110,250
Phelps Dodge Corp. 8.75% 6/1/11	Baa2		1,865,000	1,839,823
				2,279,991
Paper & Forest Products - 0.2%
APP China Group Ltd.:
14% 3/15/10 (c)(g)	Caa3		370,000	24,050
14% 3/15/10 (Reg. S) (c)	Caa3		440,000	28,600
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)	Caa1		255,000	52,275
Riverwood International Corp. 10.625% 8/1/07 (g)	B3		645,000	661,125
				766,050
TOTAL MATERIALS				8,817,304
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.2%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		320,000	288,800
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		170,000	154,700
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2		530,000	467,725
8.5% 1/15/08	B2		690,000	672,750
8.6% 6/1/08	B2		35,000	34,125
8.875% 11/1/07	B2		15,000	14,625
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		930,000	260,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL Communications Corp.:
0% 10/1/08 (e)	B3		$ 3,215,000	$ 1,382,450
11.5% 10/1/08	B3		335,000	221,100
Philippine Long Distance Telephone Co. 10.5% 4/15/09	Ba2		65,000	60,450
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3		280,000	288,400
Tritel PCS, Inc. 0% 5/15/09 (e)	B3		3,540,000	2,159,400
Triton PCS, Inc. 0% 5/1/08 (e)	B3		3,605,000	2,847,950
				8,852,875
Wireless Telecommunication Services - 4.1%
Echostar Broadband Corp. 10.375% 10/1/07	B1		2,015,000	2,004,925
Grupo Iusacell SA de CV yankee 14.25% 12/1/06	B1		135,000	143,606
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1		740,000	281,200
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1		1,330,000	1,157,100
Nextel Communications, Inc.:
0% 9/15/07 (e)	B1		703,000	478,040
0% 10/31/07 (e)	B1		850,000	561,000
0% 2/15/08 (e)	B1		4,225,000	2,746,250
12% 11/1/08	B1		460,000	404,800
Nextel International, Inc. 12.75% 8/1/10	Caa1		600,000	186,000
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		170,000	154,700
Orange PLC yankee 9% 6/1/09	A3		1,895,000	1,970,800
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3		610,000	378,200
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1		5,200,000	4,264,000
10.375% 11/15/09	Baa1		1,060,000	1,208,400
				15,939,021
TOTAL TELECOMMUNICATION SERVICES				24,791,896
UTILITIES - 1.4%
Electric Utilities - 1.1%
AES Corp.:
9.375% 9/15/10	Ba1		1,695,000	1,695,000
9.5% 6/1/09	Ba1		445,000	452,788
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
7.5% 1/15/09	Ba3		$ 380,000	$ 355,300
8.375% 7/1/03	Ba3		635,000	628,650
9.875% 10/15/07	Ba3		660,000	686,400
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3		230,000	181,700
7.05% 3/1/24	B3		115,000	92,000
7.875% 3/1/02	B3		270,000	245,700
				4,337,538
Multi-Utilities - 0.3%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2		1,270,000	1,270,000
TOTAL UTILITIES				5,607,538
TOTAL NONCONVERTIBLE BONDS				144,471,535
TOTAL CORPORATE BONDS (Cost $158,716,481)				151,650,685
U.S. Government and Government Agency Obligations - 25.8%

U.S. Government Agency Obligations - 6.9%
Fannie Mae:
5.25% 6/15/06	Aaa		2,550,000	2,513,331
5.25% 1/15/09	Aaa		6,500,000	6,214,585
5.5% 5/2/06	AA-		400,000	396,000
6.25% 2/1/11	Aa2		170,000	167,848
7.25% 1/15/10	Aaa		800,000	859,624
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	1,043,910
Federal Home Loan Bank:
6.375% 11/14/03	Aaa		1,300,000	1,344,486
6.75% 4/5/04	Aaa		870,000	909,420
6.875% 8/15/03	Aaa		325,000	338,965
Freddie Mac:
5.875% 3/21/11	Aa2		4,590,000	4,404,243
6% 6/15/11	Aaa		1,410,000	1,389,696
6.875% 1/15/05	Aaa		1,830,000	1,923,788
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
7.375% 5/15/03	Aaa		$ 2,975,000	$ 3,122,352
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa		152,623	166,300
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa		707,012	719,208
Class 2-E, 9.4% 5/15/02	Aaa		12,697	13,023
Class 3-T, 9.625% 5/15/02	Aaa		4,436	4,538
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		720,000	733,728
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		458,333	466,583
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		342,000	351,280
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				27,082,908
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		2,180,000	2,258,000
6.25% 5/15/30	Aaa		700,000	741,447
6.625% 2/15/27	Aaa		500,000	546,955
8.75% 5/15/17	Aaa		8,940,000	11,601,080
8.875% 8/15/17	Aaa		14,725,000	19,328,902
9% 11/15/18	Aaa		2,630,000	3,518,046
11.25% 2/15/15	Aaa		1,200,000	1,815,744
U.S. Treasury Notes:
4.25% 5/31/03	Aaa		12,600,000	12,596,094
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
7% 7/15/06	Aaa		$ 10,470,000	$ 11,356,704
U.S. Treasury Notes - principal STRIPS 0% 5/15/02	Aaa		10,320,000	9,983,362
TOTAL U.S. TREASURY OBLIGATIONS				73,746,334
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $99,947,698)				100,829,242
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 1.8%
5.5% 5/1/11 to 6/1/14	Aaa		549,072	531,441
6% 8/1/13 to 1/1/26	Aaa		1,022,256	1,007,028
6.5% 5/1/08 to 6/1/31	Aaa		3,956,770	3,902,593
7% 9/1/25 to 12/1/28	Aaa		474,012	477,079
7.5% 1/1/28 to 5/1/28	Aaa		530,066	541,640
8% 7/1/26 to 12/1/27	Aaa		405,047	419,945
TOTAL FANNIE MAE				6,879,726
Freddie Mac - 0.0%
6% 12/1/07	Aaa		16,463	16,444
8.5% 3/1/20	Aaa		113,144	121,169
TOTAL FREDDIE MAC				137,613
Government National Mortgage Association - 1.2%
6% 1/15/09 to 5/15/09	Aaa		564,123	565,198
6.5% 4/15/26 to 5/15/26	Aaa		624,510	618,653
7% 9/15/25 to 10/15/28	Aaa		1,255,421	1,266,954
7.5% 2/15/22 to 8/15/28	Aaa		1,889,978	1,943,090
8% 9/15/26 to 12/15/26	Aaa		344,514	357,323
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				4,751,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,652,964)				11,768,557
Foreign Government and Government Agency Obligations (i) - 25.5%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Arab Republic of Egypt:
7.625% 7/11/06	Ba1		$ 860,000	$ 856,827
8.75% 7/11/11	Ba1		595,000	594,292
Argentinian Republic:
BOCON 5.3738% 4/1/07 (h)	B2		318,864	227,640
Brady:
floating rate bond 5.5625% 3/31/05 (h)	B2		486,400	396,112
par L-GP 6% 3/31/23	B2		665,000	425,600
Series BT06, 11.25% 5/24/04	B2		475,000	418,000
Series BT07, 11.75% 5/21/03	B2		715,000	647,075
Series BT08, 12.125% 5/21/05	B2		780,000	686,400
7% 12/19/08 (f)	B2		885,000	670,388
8.375% 12/20/03	B2		180,000	154,800
9.75% 9/19/27	B2		940,000	625,100
11% 10/9/06	B2		345,000	288,506
11.375% 1/30/17	B2		675,000	504,563
11.75% 5/15/06	B2		625,000	528,125
11.75% 6/15/15	B2		319,000	241,643
12% 6/19/31	B2		1,505,000	1,072,313
12.25% 6/19/18	B2		1,280,460	915,529
12.375% 2/21/12	B2		1,064,000	837,900
Brazilian Federative Republic:
euro 11.625% 4/15/04	B1		585,000	595,530
Brady:
capitalization bond 8% 4/15/14	B1		767,168	568,663
debt conversion bond 5.5% 4/15/12 (h)	B1		1,850,000	1,311,188
par Z-L 6% 4/15/24	B1		650,000	432,250
7.625% 4/15/06 (h)	B1		200,000	178,000
8.875% 4/15/24	B1		2,680,000	1,728,600
11% 8/17/40	B1		1,550,000	1,147,775
11.25% 7/26/07	B1		605,000	583,825
12.75% 1/15/20	B1		295,000	264,025
14.5% 10/15/09	B1		925,000	957,838
Bulgarian Republic Brady:
discount A 7.75% 7/28/24 (h)	B2		185,000	145,688
FLIRB A, 3% 7/28/12 (h)	B2		1,252,000	1,015,685
interest arrears bond 7.75% 7/28/11 (h)	B2		185,000	145,688
Canadian Government:
1.9% 3/23/09	Aa1	JPY	150,000,000	1,309,734
7% 12/1/06	Aa1	CAD	2,950,000	2,062,467
9% 6/1/25	Aa1	CAD	4,200,000	3,743,049
10% 5/1/02	Aa1	CAD	4,750,000	3,273,767
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		$ 1,000,000	$ 642,500
promissory note 5.092% 1/5/10	-		1,054,412	710,400
warrants 11/15/20 (a)(j)	-		1,000	0
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		235,000	236,175
Colombian Republic:
7.625% 2/15/07	Ba2		215,000	196,188
8.625% 4/1/08	Ba2		330,000	307,725
9.75% 4/23/09	Ba2		480,000	458,400
10.5% 6/13/06	Ba2		90,000	92,700
11.75% 2/25/20	Ba2		690,000	660,675
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		703,000	304,048
4% 8/15/30 (Reg. S) (f)	Caa2		1,745,000	754,713
12% 11/15/12 (g)	Caa2		394,000	276,785
12% 11/15/12 (Reg. S)	Caa2		700,000	491,750
European Investment Bank euro 6% 12/7/28	Aaa	GBP	300,000	448,807
Germany Federal Republic:
Series 134, 4.25% 2/18/05	Aaa	EUR	2,200,000	1,854,728
Series 96, 6.25% 4/26/06	Aaa	EUR	7,950,000	7,239,280
4.5% 5/17/02	Aaa	EUR	900,000	765,634
5% 8/19/05	Aaa	EUR	1,000,000	863,364
5.25% 1/4/11	Aaa	EUR	2,850,000	2,449,448
5.5% 1/4/31	Aaa	EUR	3,175,000	2,623,569
6% 1/4/07	Aaa	EUR	450,000	406,521
8% 7/22/02	Aaa	EUR	6,300,000	5,550,522
Italian Republic:
3.75% 6/8/05	Aa3	JPY	460,000,000	4,195,840
6% 11/1/07	Aa3	EUR	1,000,000	893,354
6% 5/1/31	Aa3	EUR	625,000	530,788
Ivory Coast:
Brady FLIRB A, 1.9% 3/29/18 (c)(f)	-	FRF	2,140,000	44,348
FLIRB 2% 3/30/18 (Reg. S) (c)(h)	-		410,000	67,650
Jamaican Government 11.75% 5/15/11 (g)	Ba3		290,000	305,225
Malaysian Government 7.5% 7/15/11	Baa2		265,000	261,340
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		311,236	227,202
Pakistani Republic:
10% 12/13/05 (g)	Caa1		155,000	121,675
10% 12/13/05 (Reg. S)	Caa1		450,000	353,250
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Panamanian Republic:
8.875% 9/30/27	Ba1		$ 195,000	$ 177,938
9.625% 2/8/11	Ba1		145,000	147,356
10.75% 5/15/20	Ba1		160,000	169,600
euro Brady interest reduction bond 4.5% 7/17/14 (h)	Ba1		575,000	507,438
Peruvian Republic:
Brady past due interest 4.5% 3/7/17 (h)	Ba3		745,000	514,050
euro Brady FLIRB 4% 3/7/17 (h)	Ba3		790,000	492,763
Philippine Government:
9.5% 10/21/24	Ba1		295,000	290,206
9.875% 3/16/10	Ba1		125,000	122,813
9.875% 1/15/19	Ba1		665,000	580,213
10.625% 3/16/25	Ba1		305,000	277,550
Russian Federation:
5% 3/31/30 (f)(g)	B3		3,900,000	1,847,625
5% 3/31/30 (Reg. S) (f)	B3		3,910,000	1,852,363
8.25% 3/31/10	B3		190,000	146,300
8.25% 3/31/10 (g)	B3		552,789	425,648
8.75% 7/24/05 (Reg. S)	B3		900,000	826,875
10% 6/26/07	B3		1,611,000	1,431,776
11% 7/24/18 (Reg. S)	B3		742,000	646,468
11.75% 6/10/03 (Reg. S)	B3		753,000	774,084
12.75% 6/24/28 (Reg. S)	B3		1,548,000	1,530,585
Russian Federation Ministry of Finance:
3% 5/14/03	Caa3		195,000	160,631
3% 5/14/06	Caa3		130,000	80,275
3% 5/14/08	Caa3		165,000	84,356
Spanish Kingdom 5.4% 7/30/11	Aa2	EUR	2,500,000	2,113,805
Treuhandanstalt 7.5% 9/9/04	Aaa	EUR	1,500,000	1,385,400
Turkish Republic:
11.75% 6/15/10	B1		963,000	842,625
11.875% 11/5/04	B1		120,000	119,100
11.875% 1/15/30	B1		685,000	571,975
12% 12/15/08	B1		250,000	251,875
12.375% 6/15/09	B1		990,000	908,325
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		698,400	540,422
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
United Kingdom, Great Britain & Northern Ireland:
7.5% 12/7/06	Aaa	GBP	2,410,000	$ 3,727,534
8% 12/7/15	Aaa	GBP	230,000	413,521
8.75% 8/25/17	Aaa	GBP	1,300,000	2,529,018
9.75% 8/27/02	Aaa	GBP	650,000	963,584
United Mexican States:
Brady par A 6.25% 12/31/19	Baa3		360,000	328,500
value recovery rights 6/30/03 (j)	-		1,130,000	11,074
8.125% 12/30/19	Baa3		2,220,000	2,097,900
8.375% 1/14/11	Baa3		2,075,000	2,088,488
11.375% 9/15/16	Baa3		1,270,000	1,533,525
Venezuelan Republic:
oil recovery rights 4/15/20 (j)	-		4,510	0
9.25% 9/15/27	B2		900,000	623,250
13.625% 8/15/18	B2		290,000	282,025
13.625% 8/15/18	B2		140,000	136,150
euro Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		464,280	387,384
par W-A 6.75% 3/31/20	B2		570,000	430,706
par W-B 6.75% 3/31/20	B2		330,000	249,356
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,585,474)				99,511,644
Supranational Obligations - 0.3%

International Bank for Reconstruction & Development 2% 2/18/08 (Cost $1,339,296)	Aaa	JPY	150,000,000	1,316,349
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CS Wireless Systems, Inc. (a)(g)	10	0
NTL, Inc. warrants 10/14/08 (a)	1,586	9,516
Source Media, Inc. (a)	1,676	84
		9,600
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	$ 115
warrants 1/15/07 (CV ratio .6) (a)	480	240
McCaw International Ltd. warrants 4/16/07 (a)(g)	1,753	1,753
Mpower Communications Corp. (g)	924	952
		3,060
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(g)	740	14,800
Powertel, Inc. warrants 2/1/06 (a)	3,328	143,104
		157,904
TOTAL TELECOMMUNICATION SERVICES		160,964
TOTAL COMMON STOCKS (Cost $73,921)		170,564
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	36,499	730
Nonconvertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.8%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	5,183	553,285
Series M, $11.125 pay-in-kind	20,083	2,138,840
PRIMEDIA, Inc. Series D, $10.00	4,033	314,574
Source Media, Inc. $2.70 pay-in-kind	4,775	478
		3,007,177
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	240	238,732
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	915	$ 754,875
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,081	2,060,190
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	1	970
		2,061,160
Wireless Telecommunication Services - 0.7%
Dobson Communications Corp.:
$122.50 pay-in-kind	328	265,680
$130.00 pay-in-kind	190	167,200
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	2,293	1,375,800
Series E, $111.25 pay-in-kind	1,212	690,840
		2,499,520
TOTAL TELECOMMUNICATION SERVICES		4,560,680
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,561,464
TOTAL PREFERRED STOCKS (Cost $10,596,227)		8,562,194
Sovereign Loan Participations - 0.1%
Moody's Ratings (unaudited)		Principal Amount
Algerian Republic loan participation:
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (h)	-	$ 134,218	116,770
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (h)	-	166,300	136,366
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $245,876)			253,136
Cash Equivalents - 3.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01 (Cost $14,099,000)	$ 14,103,683	$ 14,099,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $398,256,937)		388,161,371
NET OTHER ASSETS - 0.7%		2,597,370
NET ASSETS - 100%		$ 390,758,741
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $28,891,971 or 7.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/01	$ 727,456
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	43.6%	AAA, AA, A	39.3%
Baa	5.5%	BBB	3.5%
Ba	9.5%	BB	13.6%
B	29.5%	B	27.8%
Caa	4.8%	CCC	3.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.5%
Germany	6.0
Canada	3.2
United Kingdom	3.1
Russia	2.7
Mexico	2.6
Brazil	2.3
Argentina	2.3
Italy	1.4
Others (individually less than 1%)	6.9
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $253,136 or 0.1% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $271,530,049 and $217,676,974, respectively, of which long-term U.S. government and government agency obligations aggregated $75,219,203 and $59,437,686, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $655,779 or 0.2% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $398,353,380. Net unrealized depreciation aggregated $10,192,009, of which $9,764,930 related to appreciated investment securities and $19,956,939 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $14,939,000 of which $10,864,000 and $4,075,000 will expire on December 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $2,497,000 of losses recognized during the period November 1, 2000 to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $14,099,000) (cost $398,256,937) - See accompanying schedule		$ 388,161,371
Receivable for investments sold		3,999,823
Receivable for fund shares sold		1,236,511
Dividends receivable		81,731
Interest receivable		6,081,103
Other receivables		708
Total assets		399,561,247
Liabilities
Payable to custodian bank	$ 158,206
Payable for investments purchased	7,281,245
Payable for fund shares redeemed	501,087
Distributions payable	390,699
Accrued management fee	186,637
Distribution fees payable	153,873
Other payables and accrued expenses	130,759
Total liabilities		8,802,506
Net Assets		$ 390,758,741
Net Assets consist of:
Paid in capital		$ 418,012,201
Undistributed net investment income		4,522,899
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,728,017)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,048,342)
Net Assets		$ 390,758,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,690,975 ÷ 2,633,313 shares)	$10.14
Maximum offering price per share (100/95.25 of $10.14)	$10.65
Class T: Net Asset Value and redemption price per share ($223,687,784 ÷ 22,077,674 shares)	$10.13
Maximum offering price per share (100/96.50 of $10.13)	$10.50
Class B: Net Asset Value and offering price per share ($101,884,997 ÷ 10,033,939 shares) A	$10.15
Class C: Net Asset Value and offering price per share ($34,280,846 ÷ 3,385,995 shares) A	$10.12
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,214,139 ÷ 413,412 shares)	$10.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 745,765
Interest		15,187,676
Total income		15,933,441
Expenses
Management fee	$ 1,086,826
Transfer agent fees	338,581
Distribution fees	884,367
Accounting fees and expenses	116,396
Non-interested trustees' compensation	639
Custodian fees and expenses	27,479
Registration fees	65,031
Audit	14,743
Legal	3,743
Miscellaneous	311
Total expenses before reductions	2,538,116
Expense reductions	(3,858)	2,534,258
Net investment income		13,399,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,282,929)
Foreign currency transactions	(74,268)	(3,357,197)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,189,597
Assets and liabilities in foreign currencies	(96,220)	1,093,377
Net gain (loss)		(2,263,820)
Net increase (decrease) in net assets resulting from operations		$ 11,135,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 13,399,183	$ 23,927,507
Net realized gain (loss)	(3,357,197)	(5,382,084)
Change in net unrealized appreciation (depreciation)	1,093,377	(8,063,533)
Net increase (decrease) in net assets resulting from operations	11,135,363	10,481,890
Distributions to shareholders from net investment income	(11,471,366)	(21,254,109)
Share transactions - net increase (decrease)	48,106,532	43,937,464
Total increase (decrease) in net assets	47,770,529	33,165,245
Net Assets
Beginning of period	342,988,212	309,822,967
End of period (including undistributed net investment income of $4,522,899 and $2,595,082, respectively)	$ 390,758,741	$ 342,988,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250	$ 11.010
Income from Investment Operations
Net investment income E	.379 H	.793	.775	.771	.802	.267
Net realized and unrealized gain (loss)	(.029) H	(.434)	(.152)	(.512)	.198	.493
Total from invest- ment operations	.350	.359	.623	.259	1.000	.760
Less Distributions From net invest- ment income	(.330)	(.709)	(.713)	(.729)	(.790)	(.280)
From net realized gain	-	-	-	-	(.370)	(.240)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.330)	(.709)	(.713)	(.789)	(1.160)	(.520)
Net asset value, end of period	$ 10.140	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Total Return B, C, D	3.45%	3.58%	6.12%	2.38%	9.24%	6.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 26,691	$ 17,948	$ 12,800	$ 9,596	$ 3,379	$ 587
Ratio of expenses to average net assets before expense reductions	1.05% A	1.08%	1.08%	1.23%	2.88%	13.04% A, I
Ratio of expenses to average net assets after voluntary waivers	1.05% A	1.08%	1.08%	1.23%	1.25%	1.25% A
Ratio of expenses to average net assets after all expense reductions	1.05% A	1.08%	1.07% G	1.22% G	1.24% G	1.25% A
Ratio of net investment income to average net assets	7.48% A, H	7.76%	7.44%	7.22%	7.16%	7.32% A
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of shares) to December 31, 1996.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 7.37%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

I The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000
Income from Invest- ment Operations
Net investment income E	.378 G	.788	.772	.781	.814	.813
Net realized and unrealized gain (loss)	(.032) G	(.445)	(.147)	(.535)	.194	.542
Total from investment operations	.346	.343	.625	.246	1.008	1.355
Less Distributions
From net investment income	(.326)	(.703)	(.705)	(.726)	(.798)	(.805)
From net realized gain	-	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.326)	(.703)	(.705)	(.786)	(1.168)	(1.105)
Net asset value, end of period	$ 10.130	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Total Return B, C, D	3.41%	3.42%	6.15%	2.26%	9.33%	12.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 223,688	$ 206,972	$ 190,335	$ 189,755	$ 119,204	$ 99,327
Ratio of expenses to average net assets	1.13% A	1.14%	1.13%	1.18%	1.20%	1.23%
Ratio of expenses to average net assets after all expense reductions	1.13% A	1.14%	1.13%	1.17% F	1.19% F	1.22% F
Ratio of net invest- ment income to average net assets	7.40% A, G	7.70%	7.38%	7.25%	7.21%	7.34%
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 7.29%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010
Income from Invest- ment Operations
Net investment income E	.344 G	.722	.703	.713	.740	.743
Net realized and unrealized gain (loss)	(.032) G	(.447)	(.146)	(.529)	.194	.538
Total from investment operations	.312	.275	.557	.184	.934	1.281
Less Distributions
From net investment income	(.292)	(.635)	(.637)	(.654)	(.724)	(.731)
From net realized gain	-	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.292)	(.635)	(.637)	(.714)	(1.094)	(1.031)
Net asset value, end of period	$ 10.150	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Total Return B, C, D	3.07%	2.73%	5.45%	1.69%	8.60%	12.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 101,885	$ 87,879	$ 86,116	$ 72,773	$ 54,562	$ 37,403
Ratio of expenses to average net assets	1.80% A	1.80%	1.78%	1.83%	1.86%	1.88%
Ratio of expenses to average net assets after all expense reductions	1.79% A, F	1.80%	1.78%	1.83%	1.85% F	1.87% F
Ratio of net invest- ment income to average net assets	6.73% A, G	7.04%	6.73%	6.56%	6.55%	6.69%
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 6.63%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income E	.337 H	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.040) H	(.432)	(.151)	(.517)	.037
Total from investment operations	.297	.275	.536	.155	.142
Less Distributions
From net investment income	(.287)	(.625)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	-	(.310)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.287)	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.120	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B, C, D	2.93%	2.74%	5.25%	1.42%	1.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 34,281	$ 25,891	$ 16,927	$ 11,248	$ 659
Ratio of expenses to average net assets before expense reductions	1.89% A	1.91%	1.91%	2.13%	16.12% A, I
Ratio of expenses to average net assets after voluntary waivers	1.89% A	1.91%	1.91%	2.07%	2.10% A
Ratio of expenses to average net assets after all expense reductions	1.89% A	1.90% G	1.90% G	2.07%	2.10% A
Ratio of net investment income to average net assets	6.64% A, H	6.94%	6.61%	6.37%	6.30% A
Portfolio turnover rate	123% A	99%	146%	150%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 6.54%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

I The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2001	Year ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030
Income from Invest- ment Operations
Net investment income D	.395 F	.816	.799	.805	.830	.826
Net realized and unrealizedgain (loss)	(.045) F	(.437)	(.150)	(.533)	.186	.548
Total from investment operations	.350	.379	.649	.272	1.016	1.374
Less Distributions
From net investment income	(.340)	(.729)	(.729)	(.742)	(.806)	(.804)
From net realized gain	-	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.340)	(.729)	(.729)	(.802)	(1.176)	(1.104)
Net asset value, end of period	$ 10.190	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Total Return B, C	3.43%	3.76%	6.35%	2.49%	9.36%	13.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,214	$ 4,298	$ 3,645	$ 4,636	$ 6,289	$ 6,107
Ratio of expenses to average net assets before expense reductions	.86% A	.90%	.93%	1.07%	1.21%	1.55%
Ratio of expenses to average net assets after voluntary waivers	.86% A	.90%	.93%	1.07%	1.10%	1.10%
Ratio of expenses to average net assets after all expense reductions	.86% A	.90%	.93%	1.07%	1.09% E	1.10%
Ratio of net invest- ment income to average net assets	7.67% A, F	7.95%	7.58%	7.29%	7.31%	7.47%
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 7.57%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $283,686 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $190,274; decrease net unrealized appreciation/depreciation by $14,676; and decrease net realized gain (loss) by $175,598. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 16,814	$ 36
Class T	277,816	3,503
Class B	434,596	314,595
Class C	155,141	64,887
	$ 884,367	$ 383,021

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 45,629	$ 19,515
Class T	65,786	25,981
Class B	138,755	138,755*
Class C	4,464	4,464*
	$ 254,634	$ 188,715

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 22,157	.20*
Class T	196,995	.18*
Class B	88,943	.19*
Class C	27,070	.18*
Institutional Class	3,416	.16*
	$ 338,581

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC) an affiliate of FMR maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $3,858.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 9% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended June 30,	Year ended December 31,
	2001	2000
From net investment income
Class A	$ 716,945	$ 1,037,205
Class T	7,021,725	13,393,579
Class B	2,724,337	5,288,786
Class C	863,056	1,260,642
Institutional Class	145,303	273,897
Total	$ 11,471,366	$ 21,254,109

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2001	2000	2001	2000
Class A Shares sold	1,212,420	1,139,950	$ 12,483,558	$ 11,674,899
Reinvestment of distributions	52,787	80,014	542,791	817,264
Shares redeemed	(405,317)	(668,597)	(4,173,671)	(6,866,701)
Net increase (decrease)	859,890	551,367	$ 8,852,678	$ 5,625,462
Class T Shares sold	5,201,657	8,304,443	$ 53,827,547	$ 84,942,531
Reinvestment of distributions	575,207	1,108,817	5,916,906	11,325,674
Shares redeemed	(4,162,360)	(7,130,337)	(43,024,995)	(73,083,892)
Net increase (decrease)	1,614,504	2,282,923	$ 16,719,458	$ 23,184,313
Class B Shares sold	2,364,352	2,412,667	$ 24,452,469	$ 24,764,959
Reinvestment of distributions	178,128	352,818	1,835,539	3,610,193
Shares redeemed	(1,180,652)	(2,304,516)	(12,197,545)	(23,665,554)
Net increase (decrease)	1,361,828	460,969	$ 14,090,463	$ 4,709,598
Class C Shares sold	1,115,078	1,526,500	$ 11,532,361	$ 15,610,292
Reinvestment of distributions	63,521	94,099	652,577	959,476
Shares redeemed	(353,833)	(676,914)	(3,648,150)	(6,943,242)
Net increase (decrease)	824,766	943,685	$ 8,536,788	$ 9,626,526
Institutional Class Shares sold	46,894	190,523	$ 487,891	$ 1,972,051
Reinvestment of distributions	10,773	21,321	111,520	219,051
Shares redeemed	(66,608)	(135,659)	(692,266)	(1,399,537)
Net increase (decrease)	(8,941)	76,185	$ (92,855)	$ 791,565

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

John H. Carlson, Vice President

Kevin E. Grant, Vice President

Robert A. Lawrence, Vice President

Ian Spreadbury, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

* Independent trustees

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SI-SANN-0801 140230
1.705747.103

(Fidelity Investment logo)(registered trademark)

Fidelity_Logo (Registered Trademark)

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	3.43%	5.34%	39.46%	77.32%
Fidelity Strategic Income Composite	1.89%	3.49%	35.56%	66.38%
JP EMBI Global	5.82%	13.20%	75.73%	139.47%
LB Government Bond	2.27%	10.33%	42.64%	66.48%
ML High Yield Master II	3.38%	-0.92%	26.80%	57.46%
SSB Non-US Dollar World Govt Bond	-6.78%	-7.43%	2.46%	18.53%
Multi-Sector Income Funds Average	1.14%	0.98%	24.80%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally, you can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 126 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	5.34%	6.88%	8.97%
Fidelity Strategic Income Composite	3.49%	6.27%	7.94%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $17,732 - a 77.32% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,746 - a 57.46% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,638 - a 66.38% increase.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.33%	7.08%	7.10%	6.68%	7.33%	7.70%
Capital returns	0.10%	-3.32%	-0.75%	-4.19%	2.03%	5.34%
Total returns	3.43%	3.76%	6.35%	2.49%	9.36%	13.04%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.54¢	33.99¢	71.70¢
Annualized dividend rate	6.55%	6.60%	6.95%
30-day annualized yield	7.51%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.29 over the past one month, $10.38 over the past six months, and $10.31 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Foreign developed-nation bonds struggled in the first half of 2001, as the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - fell 6.78% for the six-month period ending June 30, 2001. The effects of a slowing U.S. economy rippled around the world and contributed to slower global economic growth. But while foreign bond markets were characterized by generally positive local currencies, the comparative strength of the strong U.S. dollar muted international bond performance on a relative basis. Long-duration bonds, both domestically and abroad, were among the weakest performers, as a string of interest-rate cuts made by central banks around the world to prevent a global recession also sparked the possibility of inflation in the near future. In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. U.S. government bonds also posted a positive half-year, as the Lehman Brothers Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - gained 2.27% during the first half of 2001. However, significant weakness in telecommunications company debt plagued high-yield bonds, leading to a default rate of approximately 10% for the overall high-yield market.

(Portfolio Manager photograph)
The following is an interview with John Carlson (left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund for most of the period covered by this report, and William Eigen (right), who became Lead Portfolio Manager of the fund on June 11, 2001. John Carlson continues to manage the emerging-markets debt portion of the fund.

Q. How did the fund perform, John?

J.C. For the six months ending June 30, 2001, the fund's Institutional Class shares returned 3.43%. The Fidelity Strategic Income Composite benchmark returned 1.89%, while the multi-sector income funds average, as tracked by Lipper Inc., returned 1.14%. For the 12 months ending June 30, 2001, the fund's Institutional Class shares returned 5.34%, while the composite benchmark returned 3.49% and the Lipper average returned 0.98%.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Why did the fund outperform its index and peers?

J.C. Each of the subportfolios comprising the fund either outperformed or performed in line with its respective benchmark as I'll discuss in further detail below.

Q. How did the U.S. government bond subportfolio fare?

J.C. The subportfolio - the low-risk and liquidity component for the fund - performed in line with its benchmark. That being said, the first six months of this year were the most interesting we've experienced in about 10 years in the U.S. bond market. The Federal Reserve Board eased interest rates six times, including two surprise 50 basis point cuts, significantly impacting the Treasury market. The long end of the yield curve - including 10- to 30-year securities - experienced rising yields and falling prices as the market anticipated a U.S. economic recovery. The subportfolio - managed by Kevin Grant - remained invested in high-quality U.S. government securities. The slightly negative price-performance experienced as a result of activity in the long end of the curve was offset by a rally at the short end and positive returns due to interest income.

Q. What drove performance in the high-yield subportfolio?

J.C. Returns in the first quarter were particularly strong; however, in the second quarter, signs of weakness in the economy, poor fundamentals in the telecommunications sector and a significant increase in new-issue supply dampened investor sentiment, drove spreads wider and hurt prices. The subportfolio - managed by Mark Notkin - significantly outperformed its benchmark, driven entirely by favorable security selection. While wireless fundamentals held up, the overall telecommunications sector was battered due to disappointing execution, overleveraged balance sheets and the funding needs of many emerging carriers. VoiceStream, a national wireless operator, contributed to performance as it rose due to strong industry fundamentals, solid execution and an announced merger with Deutsche Telecom. Intermedia also added value as its securities rallied in anticipation of its pending acquisition by WorldCom.

Q. How did the non-U.S. developed-nation debt market perform?

J.C. Slower U.S. economic growth proved to be a catalyst for slower growth globally - all major central banks lowered interest rates during the period. The Bank of England and the European Central Bank (ECB) cut rates as economic growth slowed but inflationary pressures persisted. Japan returned to a zero interest-rate policy in February, providing a short-term boost, while in Canada interest rates were reduced by 1.25 percentage points. While posting negative returns, the subportfolio - managed by Ian Spreadbury - outperformed its benchmark. Ian reduced his exposure to long-duration government bonds in the U.K. and increased the fund's holdings in high-quality corporates. In addition, the subportfolio maintained a high exposure to AAA-rated euro bonds given the continued uncertainty over the ECB's interest-rate policy. Although the bond markets were generally positive in local currency terms, the strength of the U.S. dollar undermined returns in dollar terms.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. How did your subportfolio, emerging-markets debt, fare?

J.C. The subportfolio contributed to the fund's outperformance as a result of positive country and security selections. Russia again was the top contributor to outperformance as it continued to benefit from political and economic reforms, higher oil prices and a further buildup in international reserves. An underweighted position in Argentina also helped performance as its financial crisis deepened and investor confidence in the country's ability to enact needed reforms weakened. Peru, while a relatively small portion of the fund, also posted positive returns as the country elected its first president since the abdication of Alberto Fujimori last year. Brazil detracted from performance, and not only because of its proximity to Argentina. Its securities were hampered by the threat of an impending energy shortage due to an extended period of drought that has threatened the supply of hydro-electricity, which provides much of the power in Brazil and could potentially impact growth later this year.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Bill, have you made any changes since taking over as lead manager?

B.E. While I haven't made changes that will affect the fund's intended risk profile, I've made some small shifts at the asset allocation level. In June, I underweighted the high-yield subportfolio slightly in favor of cash. As a result, the fund suffered a smaller impact when the high-yield market turned negative. While I'll make slight asset allocation shifts periodically, it's important to remember that any movements will be subtle in nature - usually impacting no more than 3%-7% of assets. Security selection within the subportfolios will account for the majority of any value added to the fund.

Q. What's your outlook?

B.E. My overall outlook is constructive. I think that investors are due to get rewarded for taking risk in the fixed-income asset class through exposure to lower- and non-investment-grade bonds in the U.S. Domestic bond investors really haven't been paid for taking on that risk for almost four years - a trend that could reverse quickly with signs of firming at the corporate and economic levels. I think the fund is ideally positioned to benefit from such a trend, while at the same time providing a volatility buffer through its investments in U.S. and European government securities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any

Semiannual Report

Fund Talk: The Managers' Overview - continued

such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: October 31, 1994

Size: as of June 30, 2001, more than $390 million

Manager: William Eigen, lead manager, since June 2001; John Carlson, emerging-markets, since 1999; Kevin Grant, U.S. government and investment-grade securities, since 1998; Mark Notkin, high-yield investments, since 1999; Ian Spreadbury, foreign developed-market securities, since 1998

3

Bill Eigen talks about Fidelity Advisor Strategic Income Fund:

"My personal view of the fund is that it is the best of all worlds for fixed-income investors. Its investors can gain access to a number of experienced Fidelity investment professionals. In addition, the fund provides access to asset classes that can prove difficult to purchase at the individual security level - particularly emerging-markets debt - because of high minimums and liquidity issues.

"One of the interesting things about the fund is despite the fact that, on a neutral basis, it holds about 40% high-yield and 15% emerging-markets debt, the weighted average of the fund's holdings is firmly in investment-grade territory. Given the fund's broad diversification profile, overall volatility has been less than that of many single fixed-income asset classes, including high-yield. Diversification - through four individually managed subportfolios in different markets - really works for the fund, not only in terms of volatility, but also in terms of performance. If one or two markets are experiencing difficulties, the others are there to provide a cushion.

"I'm enthusiastic about Advisor Strategic Income and believe its investors are in a position to benefit under several economic scenarios. This is in contrast to many ´traditional' bond funds where exposure tends to be concentrated in the U.S. Treasury and investment-grade corporate bond market. The fund gives shareholders the opportunity to invest on a global scale across several markets and to take advantage of Fidelity's research and portfolio management capabilities within a tightly controlled risk framework."

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.9	16.7
Germany Federal Republic	5.6	6.2
Fannie Mae	4.3	6.4
Freddie Mac	2.8	1.9
Canadian Government	2.6	2.5
	34.2
Top Five Market Sectors as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.0	13.4
Telecommunication Services	7.5	11.2
Financials	4.5	2.7
Industrials	2.7	2.2
Health Care	2.7	2.2
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	43.7	43.1
Baa	5.5	2.7
Ba	9.5	7.0
B	29.7	30.8
Caa, Ca, C	4.8	4.9
Not Rated	0.8	1.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 and December 31, 2000 account for 0.8% and 1.1% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of June 30, 2001 *		As of December 31, 2000 **
	Corporate Bonds 38.8%		Corporate Bonds 33.8%
	U.S. Government and Government Agency Obligations 28.8%		U.S. Government and Government Agency Obligations 28.5%
	Foreign Government & Government Agency Obligations 25.5%		Foreign Government & Government Agency Obligations 25.2%
	Stocks 2.2%		Stocks 4.7%
	Other Investments 0.4%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	30.5%	** Foreign investments	31.4%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 38.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 1.8%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.6%
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa2		$ 600,000	$ 577,500
4.875% 1/1/07	Caa1		1,755,000	1,689,188
				2,266,688
Specialty Retail - 0.2%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		660,000	613,800
TOTAL CONSUMER DISCRETIONARY				2,880,488
FINANCIALS - 0.0%
Diversified Financials - 0.0%
BP Finance PLC (LUKoil) 3% 2/9/06 (g)	AA+		116,000	137,605
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2		1,370,000	1,393,975
Total Renal Care Holdings 7% 5/15/09	B2		1,545,000	1,463,888
				2,857,863
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.2%
Sanmina Corp. 0% 9/12/20	Ba3		2,450,000	878,938
Semiconductor Equipment & Products - 0.1%
Transwitch Corp. 4.5% 9/12/05	B2		605,000	424,256
TOTAL INFORMATION TECHNOLOGY				1,303,194
TOTAL CONVERTIBLE BONDS				7,179,150
Nonconvertible Bonds - 37.0%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.2%
Lear Corp. 7.96% 5/15/05	Ba1		450,000	456,147
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1		175,000	106,750
				562,897
Hotels Restaurants & Leisure - 5.3%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,005,000	1,025,100
Hilton Hotels Corp. 7.625% 5/15/08	Baa3		1,965,000	1,903,230
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
HMH Properties, Inc.:
7.875% 8/1/05	Ba2		$ 1,375,000	$ 1,340,625
7.875% 8/1/08	Ba2		2,135,000	2,006,900
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		1,640,000	1,648,200
9.375% 6/15/07	B+		890,000	921,150
ITT Corp. 7.375% 11/15/15	Ba1		720,000	657,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	323,200
Mandalay Resort Group:
9.5% 8/1/08	Ba2		160,000	167,200
10.25% 8/1/07	Ba3		720,000	752,400
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3		65,000	67,808
9.75% 6/1/07	Ba2		1,350,000	1,441,125
Premier Parks, Inc.:
0% 4/1/08 (e)	B3		2,675,000	2,160,063
9.25% 4/1/06	B3		480,000	480,000
9.75% 6/15/07	B3		1,110,000	1,123,875
Station Casinos, Inc.:
8.375% 2/15/08	Ba3		1,370,000	1,376,850
8.875% 12/1/08	B1		495,000	498,713
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1		645,000	647,419
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1		700,000	714,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1		1,445,000	1,546,150
				20,801,008
Household Durables - 0.6%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3		920,000	915,400
8.875% 4/1/08	Ba3		125,000	125,625
Ryland Group, Inc. 9.125% 6/15/11	B1		510,000	504,900
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (k)	-		762,533	655,779
Sealy Mattress Co. 9.875% 12/15/07	B2		170,000	166,600
				2,368,304
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 8.0%
Adelphia Communications Corp. 10.875% 10/1/10	B2		$ 590,000	$ 595,900
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3		515,000	458,350
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(g)	B3		420,000	147,000
Century Communications Corp. 0% 1/15/08	B2		1,230,000	584,250
Chancellor Media Corp. 8% 11/1/08	Ba1		1,000,000	1,033,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2		2,950,000	1,976,500
0% 4/1/11 (e)	B2		2,600,000	1,755,000
0% 5/15/11 (e)(g)	B2		1,120,000	638,400
10% 5/15/11 (g)	B2		620,000	626,200
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		545,000	468,700
CSC Holdings, Inc.:
7.625% 4/1/11 (g)	Ba1		1,560,000	1,493,700
9.25% 11/1/05	Ba3		105,000	107,625
9.875% 5/15/06	Ba3		285,000	297,825
9.875% 2/15/13	Ba3		500,000	533,750
9.875% 4/1/23	B1		630,000	674,100
10.5% 5/15/16	Ba3		420,000	466,200
Diamond Cable Communications PLC yankee 11.75% 12/15/05	B2		686,000	459,620
EchoStar DBS Corp. 9.375% 2/1/09	B1		3,470,000	3,417,950
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1		1,920,000	1,699,200
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1		130,000	122,850
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2		801,000	819,023
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1		690,000	707,250
Lamar Media Corp.:
9.25% 8/15/07	B1		840,000	867,300
9.625% 12/1/06	B1		310,000	327,050
Livent, Inc. yankee 9.375% 10/15/04 (c)	-		300,000	60,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3		800,000	800,000
NTL, Inc. 0% 4/1/08 (e)	B3		500,000	230,000
Pegasus Communications Corp. 12.5% 8/1/17	B3		1,010,000	1,020,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1		$ 2,305,000	$ 1,336,900
12.375% 8/1/06	B3		165,000	150,975
Quebecor Media, Inc. 11.125% 7/15/11 (g)	B2		1,660,000	1,655,850
Radio One, Inc. 8.875% 7/1/11 (g)	B3		2,230,000	2,230,000
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	91,350
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3		3,405,000	2,621,850
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		95,000	86,925
yankee 10.5% 2/15/07	B1		65,000	59,475
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (g)	-		843,420	674,736
				31,295,654
Multiline Retail - 0.3%
JCPenney Co., Inc.:
6% 5/1/06	Ba2		170,000	141,100
6.125% 11/15/03	Ba2		50,000	47,500
6.9% 8/15/26	Ba2		425,000	408,000
7.375% 6/15/04	Ba2		165,000	157,575
7.375% 8/15/08	Ba2		55,000	48,950
7.4% 4/1/37	Ba2		175,000	161,000
7.6% 4/1/07	Ba2		55,000	50,875
7.95% 4/1/17	Ba2		85,000	68,850
				1,083,850
Textiles & Apparel - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		75,000	75,000
TOTAL CONSUMER DISCRETIONARY				56,186,713
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.7%
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa2		545,000	414,200
6.5% 10/1/03 (g)(h)	Caa2		130,000	123,500
6.875% 8/15/13	Caa2		335,000	247,900
7.625% 4/15/05	Caa2		726,000	631,620
11.25% 7/1/08 (g)	Caa2		1,080,000	1,088,100
				2,505,320
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
Del Monte Corp. 9.25% 5/15/11 (g)	B3		$ 665,000	$ 671,650
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		180,000	158,400
Mastellone Hermanos SA yankee 11.75% 4/1/08	B2		160,000	96,000
				926,050
Personal Products - 0.1%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2		425,000	431,375
TOTAL CONSUMER STAPLES				3,862,745
ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	B1		120,000	115,200
R&B Falcon Corp. 9.5% 12/15/08	Baa3		1,020,000	1,178,100
				1,293,300
Oil & Gas - 1.8%
Chesapeake Energy Corp.:
8.125% 4/1/11 (g)	B2		2,880,000	2,692,800
8.5% 3/15/12	B2		390,000	382,200
Cross Timbers Oil Co.:
8.75% 11/1/09	B1		665,000	678,300
9.25% 4/1/07	B1		345,000	355,350
Nuevo Energy Co. 9.375% 10/1/10	B1		770,000	762,300
Pemex Project Funding Master Trust:
8.5% 2/15/08 (g)	Baa3		300,000	308,250
euro 9.125% 10/13/10 (Reg. S)	Baa3		300,000	315,750
Petroleos Mexicanos:
9.25% 3/30/18	Baa3		140,000	147,000
9.5% 9/15/27	Baa3		140,000	148,750
Plains Resources, Inc. 10.25% 3/15/06	B2		1,000,000	1,030,000
				6,820,700
TOTAL ENERGY				8,114,000
FINANCIALS - 4.5%
Banks - 0.4%
Banco Hipotecario SA 10% 4/17/03 (Reg. S)	B1		90,000	83,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		$ 10,000	$ 9,938
11.25% 9/20/05 (Reg. S)	B1		285,000	283,219
12.554% 6/16/08 (h)	B1		825,000	753,844
Export Credit Bank of Turkey 11.5% 2/25/05 (Reg. S)	B2		65,000	59,150
Hanvit Bank:
12.75% 3/1/10 (g)(h)	Ba3		85,000	91,375
12.75% 3/1/10 (Reg. S) (h)	Ba3		105,000	112,875
				1,394,101
Diversified Financials - 3.2%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(g)	B3		820,000	49,200
0% 7/5/01 (Reg. S) (c)	B3		265,000	15,900
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2		240,000	243,000
Cellco Finance NV yankee:
12.75% 8/1/05	B3		490,000	392,000
15% 8/1/05	Caa1		300,000	252,000
ComEd Financing II 8.5% 1/15/27	Baa3		985,000	961,065
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		270,000	282,825
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3		210,000	93,450
7% 12/15/06	Caa3		100,000	39,000
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3		385,000	173,250
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		625,000	631,250
Ford Motor Credit Co.:
5.625% 2/2/04	A2	EUR	500,000	429,930
euro 1.2% 2/7/05	A1	JPY	250,000,000	2,030,548
GS Escrow Corp. 7% 8/1/03	Ba1		890,000	889,324
IOS Capital, Inc. 9.75% 6/15/04	Baa2		650,000	646,750
KFW International Finance, Inc. euro:
1.75% 3/23/10	Aaa	JPY	100,000,000	860,327
5.5% 12/7/15	Aaa	GBP	800,000	1,100,631
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13 (g)	B2		590,000	601,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
PTC International Finance BV yankee 0% 7/1/07 (e)	B2		$ 1,375,000	$ 1,168,750
PTC International Finance II SA yankee 11.25% 12/1/09	B2		145,000	150,800
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	375,736
SESI LLC 8.875% 5/15/11 (g)	B1		995,000	985,050
				12,372,586
Real Estate - 0.9%
LNR Property Corp. 10.5% 1/15/09	B1		1,475,000	1,475,000
Meditrust Corp. 7.82% 9/10/26	Ba3		825,000	792,000
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1		1,335,000	1,391,738
				3,658,738
TOTAL FINANCIALS				17,425,425
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.625% 3/15/05	Baa3		250,000	236,250
Health Care Providers & Services - 1.9%
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1		260,000	259,688
DaVita, Inc. 9.25% 4/15/11 (g)	B2		290,000	297,250
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	683,550
Fountain View, Inc. 11.25% 4/15/08 (c)	Caa1		200,000	96,000
Stewart Enterprises, Inc. 10.75% 7/1/08 (g)	B2		760,000	782,800
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3		1,535,000	1,573,375
8.625% 12/1/03	Ba1		1,295,000	1,340,325
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1		925,000	945,813
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,542,800
				7,521,601
TOTAL HEALTH CARE				7,757,851
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2		1,320,000	1,333,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		$ 720,000	$ 705,600
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	Ba3		1,640,000	1,312,000
9.25% 5/1/21	Ba3		1,400,000	1,351,000
Iron Mountain, Inc. 8.25% 7/1/11	B2		125,000	124,688
Iron Mountain, Inc. 8.625% 4/1/13	B2		505,000	505,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2		195,000	194,025
Pierce Leahy Corp. 9.125% 7/15/07	B2		270,000	279,450
				4,471,763
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3		480,000	508,800
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11 (g)	Ba2		1,170,000	1,187,550
Road & Rail - 0.8%
TFM SA de CV yankee 0% 6/15/09 (e)	B1		3,735,000	3,174,750
TOTAL INDUSTRIALS				10,676,063
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3		3,080,000	1,232,000
MATERIALS - 2.3%
Chemicals - 0.8%
Avecia Group PLC yankee 11% 7/1/09	B2		1,390,000	1,383,050
Huntsman Corp. 9.5% 7/1/07 (g)	Caa1		1,190,000	737,800
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		920,000	910,800
IMC Global, Inc. 7.4% 11/1/02	Ba2		185,000	175,288
				3,206,938
Containers & Packaging - 0.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2		160,000	160,800
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3		100,000	48,000
7.125% 9/1/02	Caa3		585,000	336,375
7.375% 12/15/26	Caa3		195,000	72,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.: - continued
8% 4/15/23	Caa3		$ 45,000	$ 16,650
8.375% 1/15/05	Caa3		265,000	106,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		450,000	283,500
9.75% 6/15/07	Caa1		1,125,000	708,750
Packaging Corp. of America 9.625% 4/1/09	B1		785,000	832,100
				2,564,325
Metals & Mining - 0.6%
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3		65,000	68,250
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3		251,000	261,668
9.625% 5/15/08	B2		105,000	110,250
Phelps Dodge Corp. 8.75% 6/1/11	Baa2		1,865,000	1,839,823
				2,279,991
Paper & Forest Products - 0.2%
APP China Group Ltd.:
14% 3/15/10 (c)(g)	Caa3		370,000	24,050
14% 3/15/10 (Reg. S) (c)	Caa3		440,000	28,600
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)	Caa1		255,000	52,275
Riverwood International Corp. 10.625% 8/1/07 (g)	B3		645,000	661,125
				766,050
TOTAL MATERIALS				8,817,304
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.2%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		320,000	288,800
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		170,000	154,700
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2		530,000	467,725
8.5% 1/15/08	B2		690,000	672,750
8.6% 6/1/08	B2		35,000	34,125
8.875% 11/1/07	B2		15,000	14,625
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		930,000	260,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL Communications Corp.:
0% 10/1/08 (e)	B3		$ 3,215,000	$ 1,382,450
11.5% 10/1/08	B3		335,000	221,100
Philippine Long Distance Telephone Co. 10.5% 4/15/09	Ba2		65,000	60,450
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3		280,000	288,400
Tritel PCS, Inc. 0% 5/15/09 (e)	B3		3,540,000	2,159,400
Triton PCS, Inc. 0% 5/1/08 (e)	B3		3,605,000	2,847,950
				8,852,875
Wireless Telecommunication Services - 4.1%
Echostar Broadband Corp. 10.375% 10/1/07	B1		2,015,000	2,004,925
Grupo Iusacell SA de CV yankee 14.25% 12/1/06	B1		135,000	143,606
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1		740,000	281,200
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1		1,330,000	1,157,100
Nextel Communications, Inc.:
0% 9/15/07 (e)	B1		703,000	478,040
0% 10/31/07 (e)	B1		850,000	561,000
0% 2/15/08 (e)	B1		4,225,000	2,746,250
12% 11/1/08	B1		460,000	404,800
Nextel International, Inc. 12.75% 8/1/10	Caa1		600,000	186,000
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		170,000	154,700
Orange PLC yankee 9% 6/1/09	A3		1,895,000	1,970,800
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3		610,000	378,200
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1		5,200,000	4,264,000
10.375% 11/15/09	Baa1		1,060,000	1,208,400
				15,939,021
TOTAL TELECOMMUNICATION SERVICES				24,791,896
UTILITIES - 1.4%
Electric Utilities - 1.1%
AES Corp.:
9.375% 9/15/10	Ba1		1,695,000	1,695,000
9.5% 6/1/09	Ba1		445,000	452,788
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
7.5% 1/15/09	Ba3		$ 380,000	$ 355,300
8.375% 7/1/03	Ba3		635,000	628,650
9.875% 10/15/07	Ba3		660,000	686,400
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3		230,000	181,700
7.05% 3/1/24	B3		115,000	92,000
7.875% 3/1/02	B3		270,000	245,700
				4,337,538
Multi-Utilities - 0.3%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2		1,270,000	1,270,000
TOTAL UTILITIES				5,607,538
TOTAL NONCONVERTIBLE BONDS				144,471,535
TOTAL CORPORATE BONDS (Cost $158,716,481)				151,650,685
U.S. Government and Government Agency Obligations - 25.8%

U.S. Government Agency Obligations - 6.9%
Fannie Mae:
5.25% 6/15/06	Aaa		2,550,000	2,513,331
5.25% 1/15/09	Aaa		6,500,000	6,214,585
5.5% 5/2/06	AA-		400,000	396,000
6.25% 2/1/11	Aa2		170,000	167,848
7.25% 1/15/10	Aaa		800,000	859,624
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	1,043,910
Federal Home Loan Bank:
6.375% 11/14/03	Aaa		1,300,000	1,344,486
6.75% 4/5/04	Aaa		870,000	909,420
6.875% 8/15/03	Aaa		325,000	338,965
Freddie Mac:
5.875% 3/21/11	Aa2		4,590,000	4,404,243
6% 6/15/11	Aaa		1,410,000	1,389,696
6.875% 1/15/05	Aaa		1,830,000	1,923,788
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
7.375% 5/15/03	Aaa		$ 2,975,000	$ 3,122,352
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa		152,623	166,300
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa		707,012	719,208
Class 2-E, 9.4% 5/15/02	Aaa		12,697	13,023
Class 3-T, 9.625% 5/15/02	Aaa		4,436	4,538
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		720,000	733,728
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		458,333	466,583
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		342,000	351,280
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				27,082,908
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		2,180,000	2,258,000
6.25% 5/15/30	Aaa		700,000	741,447
6.625% 2/15/27	Aaa		500,000	546,955
8.75% 5/15/17	Aaa		8,940,000	11,601,080
8.875% 8/15/17	Aaa		14,725,000	19,328,902
9% 11/15/18	Aaa		2,630,000	3,518,046
11.25% 2/15/15	Aaa		1,200,000	1,815,744
U.S. Treasury Notes:
4.25% 5/31/03	Aaa		12,600,000	12,596,094
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
7% 7/15/06	Aaa		$ 10,470,000	$ 11,356,704
U.S. Treasury Notes - principal STRIPS 0% 5/15/02	Aaa		10,320,000	9,983,362
TOTAL U.S. TREASURY OBLIGATIONS				73,746,334
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $99,947,698)				100,829,242
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 1.8%
5.5% 5/1/11 to 6/1/14	Aaa		549,072	531,441
6% 8/1/13 to 1/1/26	Aaa		1,022,256	1,007,028
6.5% 5/1/08 to 6/1/31	Aaa		3,956,770	3,902,593
7% 9/1/25 to 12/1/28	Aaa		474,012	477,079
7.5% 1/1/28 to 5/1/28	Aaa		530,066	541,640
8% 7/1/26 to 12/1/27	Aaa		405,047	419,945
TOTAL FANNIE MAE				6,879,726
Freddie Mac - 0.0%
6% 12/1/07	Aaa		16,463	16,444
8.5% 3/1/20	Aaa		113,144	121,169
TOTAL FREDDIE MAC				137,613
Government National Mortgage Association - 1.2%
6% 1/15/09 to 5/15/09	Aaa		564,123	565,198
6.5% 4/15/26 to 5/15/26	Aaa		624,510	618,653
7% 9/15/25 to 10/15/28	Aaa		1,255,421	1,266,954
7.5% 2/15/22 to 8/15/28	Aaa		1,889,978	1,943,090
8% 9/15/26 to 12/15/26	Aaa		344,514	357,323
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				4,751,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,652,964)				11,768,557
Foreign Government and Government Agency Obligations (i) - 25.5%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Arab Republic of Egypt:
7.625% 7/11/06	Ba1		$ 860,000	$ 856,827
8.75% 7/11/11	Ba1		595,000	594,292
Argentinian Republic:
BOCON 5.3738% 4/1/07 (h)	B2		318,864	227,640
Brady:
floating rate bond 5.5625% 3/31/05 (h)	B2		486,400	396,112
par L-GP 6% 3/31/23	B2		665,000	425,600
Series BT06, 11.25% 5/24/04	B2		475,000	418,000
Series BT07, 11.75% 5/21/03	B2		715,000	647,075
Series BT08, 12.125% 5/21/05	B2		780,000	686,400
7% 12/19/08 (f)	B2		885,000	670,388
8.375% 12/20/03	B2		180,000	154,800
9.75% 9/19/27	B2		940,000	625,100
11% 10/9/06	B2		345,000	288,506
11.375% 1/30/17	B2		675,000	504,563
11.75% 5/15/06	B2		625,000	528,125
11.75% 6/15/15	B2		319,000	241,643
12% 6/19/31	B2		1,505,000	1,072,313
12.25% 6/19/18	B2		1,280,460	915,529
12.375% 2/21/12	B2		1,064,000	837,900
Brazilian Federative Republic:
euro 11.625% 4/15/04	B1		585,000	595,530
Brady:
capitalization bond 8% 4/15/14	B1		767,168	568,663
debt conversion bond 5.5% 4/15/12 (h)	B1		1,850,000	1,311,188
par Z-L 6% 4/15/24	B1		650,000	432,250
7.625% 4/15/06 (h)	B1		200,000	178,000
8.875% 4/15/24	B1		2,680,000	1,728,600
11% 8/17/40	B1		1,550,000	1,147,775
11.25% 7/26/07	B1		605,000	583,825
12.75% 1/15/20	B1		295,000	264,025
14.5% 10/15/09	B1		925,000	957,838
Bulgarian Republic Brady:
discount A 7.75% 7/28/24 (h)	B2		185,000	145,688
FLIRB A, 3% 7/28/12 (h)	B2		1,252,000	1,015,685
interest arrears bond 7.75% 7/28/11 (h)	B2		185,000	145,688
Canadian Government:
1.9% 3/23/09	Aa1	JPY	150,000,000	1,309,734
7% 12/1/06	Aa1	CAD	2,950,000	2,062,467
9% 6/1/25	Aa1	CAD	4,200,000	3,743,049
10% 5/1/02	Aa1	CAD	4,750,000	3,273,767
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		$ 1,000,000	$ 642,500
promissory note 5.092% 1/5/10	-		1,054,412	710,400
warrants 11/15/20 (a)(j)	-		1,000	0
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		235,000	236,175
Colombian Republic:
7.625% 2/15/07	Ba2		215,000	196,188
8.625% 4/1/08	Ba2		330,000	307,725
9.75% 4/23/09	Ba2		480,000	458,400
10.5% 6/13/06	Ba2		90,000	92,700
11.75% 2/25/20	Ba2		690,000	660,675
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		703,000	304,048
4% 8/15/30 (Reg. S) (f)	Caa2		1,745,000	754,713
12% 11/15/12 (g)	Caa2		394,000	276,785
12% 11/15/12 (Reg. S)	Caa2		700,000	491,750
European Investment Bank euro 6% 12/7/28	Aaa	GBP	300,000	448,807
Germany Federal Republic:
Series 134, 4.25% 2/18/05	Aaa	EUR	2,200,000	1,854,728
Series 96, 6.25% 4/26/06	Aaa	EUR	7,950,000	7,239,280
4.5% 5/17/02	Aaa	EUR	900,000	765,634
5% 8/19/05	Aaa	EUR	1,000,000	863,364
5.25% 1/4/11	Aaa	EUR	2,850,000	2,449,448
5.5% 1/4/31	Aaa	EUR	3,175,000	2,623,569
6% 1/4/07	Aaa	EUR	450,000	406,521
8% 7/22/02	Aaa	EUR	6,300,000	5,550,522
Italian Republic:
3.75% 6/8/05	Aa3	JPY	460,000,000	4,195,840
6% 11/1/07	Aa3	EUR	1,000,000	893,354
6% 5/1/31	Aa3	EUR	625,000	530,788
Ivory Coast:
Brady FLIRB A, 1.9% 3/29/18 (c)(f)	-	FRF	2,140,000	44,348
FLIRB 2% 3/30/18 (Reg. S) (c)(h)	-		410,000	67,650
Jamaican Government 11.75% 5/15/11 (g)	Ba3		290,000	305,225
Malaysian Government 7.5% 7/15/11	Baa2		265,000	261,340
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		311,236	227,202
Pakistani Republic:
10% 12/13/05 (g)	Caa1		155,000	121,675
10% 12/13/05 (Reg. S)	Caa1		450,000	353,250
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Panamanian Republic:
8.875% 9/30/27	Ba1		$ 195,000	$ 177,938
9.625% 2/8/11	Ba1		145,000	147,356
10.75% 5/15/20	Ba1		160,000	169,600
euro Brady interest reduction bond 4.5% 7/17/14 (h)	Ba1		575,000	507,438
Peruvian Republic:
Brady past due interest 4.5% 3/7/17 (h)	Ba3		745,000	514,050
euro Brady FLIRB 4% 3/7/17 (h)	Ba3		790,000	492,763
Philippine Government:
9.5% 10/21/24	Ba1		295,000	290,206
9.875% 3/16/10	Ba1		125,000	122,813
9.875% 1/15/19	Ba1		665,000	580,213
10.625% 3/16/25	Ba1		305,000	277,550
Russian Federation:
5% 3/31/30 (f)(g)	B3		3,900,000	1,847,625
5% 3/31/30 (Reg. S) (f)	B3		3,910,000	1,852,363
8.25% 3/31/10	B3		190,000	146,300
8.25% 3/31/10 (g)	B3		552,789	425,648
8.75% 7/24/05 (Reg. S)	B3		900,000	826,875
10% 6/26/07	B3		1,611,000	1,431,776
11% 7/24/18 (Reg. S)	B3		742,000	646,468
11.75% 6/10/03 (Reg. S)	B3		753,000	774,084
12.75% 6/24/28 (Reg. S)	B3		1,548,000	1,530,585
Russian Federation Ministry of Finance:
3% 5/14/03	Caa3		195,000	160,631
3% 5/14/06	Caa3		130,000	80,275
3% 5/14/08	Caa3		165,000	84,356
Spanish Kingdom 5.4% 7/30/11	Aa2	EUR	2,500,000	2,113,805
Treuhandanstalt 7.5% 9/9/04	Aaa	EUR	1,500,000	1,385,400
Turkish Republic:
11.75% 6/15/10	B1		963,000	842,625
11.875% 11/5/04	B1		120,000	119,100
11.875% 1/15/30	B1		685,000	571,975
12% 12/15/08	B1		250,000	251,875
12.375% 6/15/09	B1		990,000	908,325
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		698,400	540,422
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
United Kingdom, Great Britain & Northern Ireland:
7.5% 12/7/06	Aaa	GBP	2,410,000	$ 3,727,534
8% 12/7/15	Aaa	GBP	230,000	413,521
8.75% 8/25/17	Aaa	GBP	1,300,000	2,529,018
9.75% 8/27/02	Aaa	GBP	650,000	963,584
United Mexican States:
Brady par A 6.25% 12/31/19	Baa3		360,000	328,500
value recovery rights 6/30/03 (j)	-		1,130,000	11,074
8.125% 12/30/19	Baa3		2,220,000	2,097,900
8.375% 1/14/11	Baa3		2,075,000	2,088,488
11.375% 9/15/16	Baa3		1,270,000	1,533,525
Venezuelan Republic:
oil recovery rights 4/15/20 (j)	-		4,510	0
9.25% 9/15/27	B2		900,000	623,250
13.625% 8/15/18	B2		290,000	282,025
13.625% 8/15/18	B2		140,000	136,150
euro Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		464,280	387,384
par W-A 6.75% 3/31/20	B2		570,000	430,706
par W-B 6.75% 3/31/20	B2		330,000	249,356
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,585,474)				99,511,644
Supranational Obligations - 0.3%

International Bank for Reconstruction & Development 2% 2/18/08 (Cost $1,339,296)	Aaa	JPY	150,000,000	1,316,349
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CS Wireless Systems, Inc. (a)(g)	10	0
NTL, Inc. warrants 10/14/08 (a)	1,586	9,516
Source Media, Inc. (a)	1,676	84
		9,600
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	$ 115
warrants 1/15/07 (CV ratio .6) (a)	480	240
McCaw International Ltd. warrants 4/16/07 (a)(g)	1,753	1,753
Mpower Communications Corp. (g)	924	952
		3,060
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(g)	740	14,800
Powertel, Inc. warrants 2/1/06 (a)	3,328	143,104
		157,904
TOTAL TELECOMMUNICATION SERVICES		160,964
TOTAL COMMON STOCKS (Cost $73,921)		170,564
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	36,499	730
Nonconvertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.8%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	5,183	553,285
Series M, $11.125 pay-in-kind	20,083	2,138,840
PRIMEDIA, Inc. Series D, $10.00	4,033	314,574
Source Media, Inc. $2.70 pay-in-kind	4,775	478
		3,007,177
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	240	238,732
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	915	$ 754,875
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,081	2,060,190
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	1	970
		2,061,160
Wireless Telecommunication Services - 0.7%
Dobson Communications Corp.:
$122.50 pay-in-kind	328	265,680
$130.00 pay-in-kind	190	167,200
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	2,293	1,375,800
Series E, $111.25 pay-in-kind	1,212	690,840
		2,499,520
TOTAL TELECOMMUNICATION SERVICES		4,560,680
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,561,464
TOTAL PREFERRED STOCKS (Cost $10,596,227)		8,562,194
Sovereign Loan Participations - 0.1%
Moody's Ratings (unaudited)		Principal Amount
Algerian Republic loan participation:
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (h)	-	$ 134,218	116,770
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (h)	-	166,300	136,366
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $245,876)			253,136
Cash Equivalents - 3.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01 (Cost $14,099,000)	$ 14,103,683	$ 14,099,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $398,256,937)		388,161,371
NET OTHER ASSETS - 0.7%		2,597,370
NET ASSETS - 100%		$ 390,758,741
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $28,891,971 or 7.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/01	$ 727,456
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	43.6%	AAA, AA, A	39.3%
Baa	5.5%	BBB	3.5%
Ba	9.5%	BB	13.6%
B	29.5%	B	27.8%
Caa	4.8%	CCC	3.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.5%
Germany	6.0
Canada	3.2
United Kingdom	3.1
Russia	2.7
Mexico	2.6
Brazil	2.3
Argentina	2.3
Italy	1.4
Others (individually less than 1%)	6.9
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $253,136 or 0.1% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $271,530,049 and $217,676,974, respectively, of which long-term U.S. government and government agency obligations aggregated $75,219,203 and $59,437,686, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $655,779 or 0.2% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $398,353,380. Net unrealized depreciation aggregated $10,192,009, of which $9,764,930 related to appreciated investment securities and $19,956,939 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $14,939,000 of which $10,864,000 and $4,075,000 will expire on December 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $2,497,000 of losses recognized during the period November 1, 2000 to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $14,099,000) (cost $398,256,937) - See accompanying schedule		$ 388,161,371
Receivable for investments sold		3,999,823
Receivable for fund shares sold		1,236,511
Dividends receivable		81,731
Interest receivable		6,081,103
Other receivables		708
Total assets		399,561,247
Liabilities
Payable to custodian bank	$ 158,206
Payable for investments purchased	7,281,245
Payable for fund shares redeemed	501,087
Distributions payable	390,699
Accrued management fee	186,637
Distribution fees payable	153,873
Other payables and accrued expenses	130,759
Total liabilities		8,802,506
Net Assets		$ 390,758,741
Net Assets consist of:
Paid in capital		$ 418,012,201
Undistributed net investment income		4,522,899
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,728,017)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,048,342)
Net Assets		$ 390,758,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,690,975 ÷ 2,633,313 shares)	$10.14
Maximum offering price per share (100/95.25 of $10.14)	$10.65
Class T: Net Asset Value and redemption price per share ($223,687,784 ÷ 22,077,674 shares)	$10.13
Maximum offering price per share (100/96.50 of $10.13)	$10.50
Class B: Net Asset Value and offering price per share ($101,884,997 ÷ 10,033,939 shares) A	$10.15
Class C: Net Asset Value and offering price per share ($34,280,846 ÷ 3,385,995 shares) A	$10.12
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,214,139 ÷ 413,412 shares)	$10.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 745,765
Interest		15,187,676
Total income		15,933,441
Expenses
Management fee	$ 1,086,826
Transfer agent fees	338,581
Distribution fees	884,367
Accounting fees and expenses	116,396
Non-interested trustees' compensation	639
Custodian fees and expenses	27,479
Registration fees	65,031
Audit	14,743
Legal	3,743
Miscellaneous	311
Total expenses before reductions	2,538,116
Expense reductions	(3,858)	2,534,258
Net investment income		13,399,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,282,929)
Foreign currency transactions	(74,268)	(3,357,197)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,189,597
Assets and liabilities in foreign currencies	(96,220)	1,093,377
Net gain (loss)		(2,263,820)
Net increase (decrease) in net assets resulting from operations		$ 11,135,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 13,399,183	$ 23,927,507
Net realized gain (loss)	(3,357,197)	(5,382,084)
Change in net unrealized appreciation (depreciation)	1,093,377	(8,063,533)
Net increase (decrease) in net assets resulting from operations	11,135,363	10,481,890
Distributions to shareholders from net investment income	(11,471,366)	(21,254,109)
Share transactions - net increase (decrease)	48,106,532	43,937,464
Total increase (decrease) in net assets	47,770,529	33,165,245
Net Assets
Beginning of period	342,988,212	309,822,967
End of period (including undistributed net investment income of $4,522,899 and $2,595,082, respectively)	$ 390,758,741	$ 342,988,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250	$ 11.010
Income from Investment Operations
Net investment income E	.379 H	.793	.775	.771	.802	.267
Net realized and unrealized gain (loss)	(.029) H	(.434)	(.152)	(.512)	.198	.493
Total from invest- ment operations	.350	.359	.623	.259	1.000	.760
Less Distributions From net invest- ment income	(.330)	(.709)	(.713)	(.729)	(.790)	(.280)
From net realized gain	-	-	-	-	(.370)	(.240)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.330)	(.709)	(.713)	(.789)	(1.160)	(.520)
Net asset value, end of period	$ 10.140	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Total Return B, C, D	3.45%	3.58%	6.12%	2.38%	9.24%	6.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 26,691	$ 17,948	$ 12,800	$ 9,596	$ 3,379	$ 587
Ratio of expenses to average net assets before expense reductions	1.05% A	1.08%	1.08%	1.23%	2.88%	13.04% A, I
Ratio of expenses to average net assets after voluntary waivers	1.05% A	1.08%	1.08%	1.23%	1.25%	1.25% A
Ratio of expenses to average net assets after all expense reductions	1.05% A	1.08%	1.07% G	1.22% G	1.24% G	1.25% A
Ratio of net investment income to average net assets	7.48% A, H	7.76%	7.44%	7.22%	7.16%	7.32% A
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of shares) to December 31, 1996.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 7.37%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

I The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000
Income from Invest- ment Operations
Net investment income E	.378 G	.788	.772	.781	.814	.813
Net realized and unrealized gain (loss)	(.032) G	(.445)	(.147)	(.535)	.194	.542
Total from investment operations	.346	.343	.625	.246	1.008	1.355
Less Distributions
From net investment income	(.326)	(.703)	(.705)	(.726)	(.798)	(.805)
From net realized gain	-	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.326)	(.703)	(.705)	(.786)	(1.168)	(1.105)
Net asset value, end of period	$ 10.130	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Total Return B, C, D	3.41%	3.42%	6.15%	2.26%	9.33%	12.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 223,688	$ 206,972	$ 190,335	$ 189,755	$ 119,204	$ 99,327
Ratio of expenses to average net assets	1.13% A	1.14%	1.13%	1.18%	1.20%	1.23%
Ratio of expenses to average net assets after all expense reductions	1.13% A	1.14%	1.13%	1.17% F	1.19% F	1.22% F
Ratio of net invest- ment income to average net assets	7.40% A, G	7.70%	7.38%	7.25%	7.21%	7.34%
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 7.29%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010
Income from Invest- ment Operations
Net investment income E	.344 G	.722	.703	.713	.740	.743
Net realized and unrealized gain (loss)	(.032) G	(.447)	(.146)	(.529)	.194	.538
Total from investment operations	.312	.275	.557	.184	.934	1.281
Less Distributions
From net investment income	(.292)	(.635)	(.637)	(.654)	(.724)	(.731)
From net realized gain	-	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.292)	(.635)	(.637)	(.714)	(1.094)	(1.031)
Net asset value, end of period	$ 10.150	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Total Return B, C, D	3.07%	2.73%	5.45%	1.69%	8.60%	12.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 101,885	$ 87,879	$ 86,116	$ 72,773	$ 54,562	$ 37,403
Ratio of expenses to average net assets	1.80% A	1.80%	1.78%	1.83%	1.86%	1.88%
Ratio of expenses to average net assets after all expense reductions	1.79% A, F	1.80%	1.78%	1.83%	1.85% F	1.87% F
Ratio of net invest- ment income to average net assets	6.73% A, G	7.04%	6.73%	6.56%	6.55%	6.69%
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 6.63%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income E	.337 H	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.040) H	(.432)	(.151)	(.517)	.037
Total from investment operations	.297	.275	.536	.155	.142
Less Distributions
From net investment income	(.287)	(.625)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	-	(.310)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.287)	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.120	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B, C, D	2.93%	2.74%	5.25%	1.42%	1.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 34,281	$ 25,891	$ 16,927	$ 11,248	$ 659
Ratio of expenses to average net assets before expense reductions	1.89% A	1.91%	1.91%	2.13%	16.12% A, I
Ratio of expenses to average net assets after voluntary waivers	1.89% A	1.91%	1.91%	2.07%	2.10% A
Ratio of expenses to average net assets after all expense reductions	1.89% A	1.90% G	1.90% G	2.07%	2.10% A
Ratio of net investment income to average net assets	6.64% A, H	6.94%	6.61%	6.37%	6.30% A
Portfolio turnover rate	123% A	99%	146%	150%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 6.54%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

I The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2001	Year ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030
Income from Invest- ment Operations
Net investment income D	.395 F	.816	.799	.805	.830	.826
Net realized and unrealizedgain (loss)	(.045) F	(.437)	(.150)	(.533)	.186	.548
Total from investment operations	.350	.379	.649	.272	1.016	1.374
Less Distributions
From net investment income	(.340)	(.729)	(.729)	(.742)	(.806)	(.804)
From net realized gain	-	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	-	(.060)	-	-
Total distributions	(.340)	(.729)	(.729)	(.802)	(1.176)	(1.104)
Net asset value, end of period	$ 10.190	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Total Return B, C	3.43%	3.76%	6.35%	2.49%	9.36%	13.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,214	$ 4,298	$ 3,645	$ 4,636	$ 6,289	$ 6,107
Ratio of expenses to average net assets before expense reductions	.86% A	.90%	.93%	1.07%	1.21%	1.55%
Ratio of expenses to average net assets after voluntary waivers	.86% A	.90%	.93%	1.07%	1.10%	1.10%
Ratio of expenses to average net assets after all expense reductions	.86% A	.90%	.93%	1.07%	1.09% E	1.10%
Ratio of net invest- ment income to average net assets	7.67% A, F	7.95%	7.58%	7.29%	7.31%	7.47%
Portfolio turnover rate	123% A	99%	146%	150%	140%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 7.57%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $283,686 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $190,274; decrease net unrealized appreciation/depreciation by $14,676; and decrease net realized gain (loss) by $175,598. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 16,814	$ 36
Class T	277,816	3,503
Class B	434,596	314,595
Class C	155,141	64,887
	$ 884,367	$ 383,021

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 45,629	$ 19,515
Class T	65,786	25,981
Class B	138,755	138,755*
Class C	4,464	4,464*
	$ 254,634	$ 188,715

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 22,157	.20*
Class T	196,995	.18*
Class B	88,943	.19*
Class C	27,070	.18*
Institutional Class	3,416	.16*
	$ 338,581

* Annualized

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC) an affiliate of FMR maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $3,858.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 9% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended June 30,	Year ended December 31,
	2001	2000
From net investment income
Class A	$ 716,945	$ 1,037,205
Class T	7,021,725	13,393,579
Class B	2,724,337	5,288,786
Class C	863,056	1,260,642
Institutional Class	145,303	273,897
Total	$ 11,471,366	$ 21,254,109

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2001	2000	2001	2000
Class A Shares sold	1,212,420	1,139,950	$ 12,483,558	$ 11,674,899
Reinvestment of distributions	52,787	80,014	542,791	817,264
Shares redeemed	(405,317)	(668,597)	(4,173,671)	(6,866,701)
Net increase (decrease)	859,890	551,367	$ 8,852,678	$ 5,625,462
Class T Shares sold	5,201,657	8,304,443	$ 53,827,547	$ 84,942,531
Reinvestment of distributions	575,207	1,108,817	5,916,906	11,325,674
Shares redeemed	(4,162,360)	(7,130,337)	(43,024,995)	(73,083,892)
Net increase (decrease)	1,614,504	2,282,923	$ 16,719,458	$ 23,184,313
Class B Shares sold	2,364,352	2,412,667	$ 24,452,469	$ 24,764,959
Reinvestment of distributions	178,128	352,818	1,835,539	3,610,193
Shares redeemed	(1,180,652)	(2,304,516)	(12,197,545)	(23,665,554)
Net increase (decrease)	1,361,828	460,969	$ 14,090,463	$ 4,709,598
Class C Shares sold	1,115,078	1,526,500	$ 11,532,361	$ 15,610,292
Reinvestment of distributions	63,521	94,099	652,577	959,476
Shares redeemed	(353,833)	(676,914)	(3,648,150)	(6,943,242)
Net increase (decrease)	824,766	943,685	$ 8,536,788	$ 9,626,526
Institutional Class Shares sold	46,894	190,523	$ 487,891	$ 1,972,051
Reinvestment of distributions	10,773	21,321	111,520	219,051
Shares redeemed	(66,608)	(135,659)	(692,266)	(1,399,537)
Net increase (decrease)	(8,941)	76,185	$ (92,855)	$ 791,565

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

John H. Carlson, Vice President

Kevin E. Grant, Vice President

Robert A. Lawrence, Vice President

Ian Spreadbury, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SII-SANN-0801 140228
1.705748.103

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